UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Advantage Emerging Markets Fund

BlackRock Global Long/Short Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 04/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) April 30, 2018	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 76.2%

Brazil — 5.4%
AMBEV SA	176,400	$1,174,758
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	7,825	175,857
Gol Linhas Aereas Inteligentes SA, ADR(a)	8,180	89,571
Hypermarcas SA	195,701	1,759,691
Itau Unibanco Holding SA, Preference Shares	120,000	1,747,317
Itau Unibanco Holding SA, Preference Shares — ADR	128,482	1,866,843
JBS SA	152,935	381,988
Magazine Luiza SA	2,800	85,290
Petrobras Distribuidora SA	17,100	112,074
Telefonica Brasil SA, Preference Shares	17,600	246,878
Tim Participacoes SA	198,679	904,577
Tim Participacoes SA, — ADR	122,879	2,795,497
Ultrapar Participacoes SA	13,157	227,033

		11,567,374
China — 23.2%
Agile Property Holdings Ltd.	112,000	220,930
Agricultural Bank of China Ltd., Class H	1,327,000	748,178
Alibaba Group Holding Ltd. — ADR(a)	25,870	4,618,830
Angang Steel Co., Ltd.	98,000	105,049
BAIC Motor Corp. Ltd., Class D	108,500	104,735
Bank of China Ltd., Class H	1,556,000	844,645
BBMG Corp., Class H	154,000	70,241
Beijing Capital International Airport Co. Ltd., Class H	66,000	89,890
China Biologic Products Holdings, Inc.(a)	3,927	341,139
China Coal Energy Co. Ltd., Class H	95,000	41,185
China Communications Construction Co. Ltd., Class H	1,593,000	1,835,422
China Communications Services Corp. Ltd., Class H	508,000	318,932
China Construction Bank Corp., Class H	1,215,000	1,272,905
China COSCO Holdings Co. Ltd., Class H	229,500	116,574
China International Capital Corp., Ltd.	44,800	101,365
China Life Insurance Co. Ltd., Class H	951,000	2,696,996
China Merchants Bank Co. Ltd., Class H	56,000	244,182
China Mobile Ltd.	173,500	1,652,846
China Pacific Insurance Group Co. Ltd., Class H	111,600	492,455
China Petroleum & Chemical Corp. — ADR	20,277	1,977,819
China Petroleum & Chemical Corp., Class H	1,046,000	1,018,656
China Railway Construction Corp. Ltd.	509,500	603,364
China Railway Group Ltd., Class H	3,405,001	2,729,200
China Reinsurance Group Corp.	132,000	27,809
China Vanke Co. Ltd.	139,300	575,706

Security	Shares	Value
China (continued)
CITIC Securities Co. Ltd., Class H	276,000	$672,813
CNOOC Ltd.	655,000	1,108,072
Country Garden Holdings Co. Ltd.	52,000	106,031
Datang International Power Generation Co. Ltd., Class H	206,000	67,469
Future Land Development Holdings, Ltd.	84,000	69,558
Genscript Biotech Corp.	26,000	86,672
Haitong Securities Co. Ltd., Class H	305,600	417,269
Hengan International Group Co. Ltd.	12,000	106,720
Hua Hong Semiconductor, Ltd.	16,000	36,104
Jiangxi Copper Co. Ltd., Class H	287,000	408,027
Kingboard Chemical Holdings, Ltd.	11,500	46,785
Kingdee International Software Group Co., Ltd.	42,000	40,772
Legend Holdings Corp.	9,300	31,042
Lenovo Group Ltd.	1,386,000	658,040
Li Ning Co. Ltd.	31,500	35,468
Logan Property Holdings Co., Ltd.	40,000	58,647
Lonking Holdings, Ltd.	777,000	353,085
Luye Pharma Group Ltd.	49,000	51,949
Metallurgical Corp. of China, Ltd.	2,243,001	716,222
Momo, Inc., ADR	24,159	843,149
PetroChina Co. Ltd., ADR	23,396	1,722,180
PetroChina Co. Ltd., Class H	1,818,001	1,339,628
Ping An Insurance Group Co. of China Ltd., Class H	208,000	2,032,451
Shanghai Industrial Holdings, Ltd.	11,000	28,845
SINA Corp.(a)	12,638	1,207,435
Sinopec Engineering Group Co. Ltd., Class H	32,000	32,992
Sinopec Shanghai Petrochemical Co. Ltd., Class H	126,000	83,665
Sinopharm Group Co. Ltd., Class H	175,200	738,869
Sinotrans, Ltd.	822,000	470,973
Sohu.com, Inc.	2,295	71,099
Tencent Holdings Ltd.	163,100	8,018,466
Tianneng Power International, Ltd.	500,000	721,448
Uni-President China Holdings Ltd.	64,000	60,501
Weibo Corp. — ADR(a)	25,154	2,880,636
Weichai Power Co. Ltd., Class H	754,000	872,866
Wuxi Biologics Cayman, Inc.	18,500	167,812
Xinjiang Goldwind Science & Technology Co., Ltd.	69,800	132,174
Xinyi Solar Holdings, Ltd.	74,000	33,718
Yuzhou Properties Co., Ltd.	62,000	45,101
Zhaojin Mining Industry Co. Ltd., Class H	42,000	32,878
Zhongsheng Group Holdings Ltd.	33,500	96,034

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
China (continued)
Zijin Mining Group Co. Ltd., Class H	514,000	$233,150

		49,785,868
Czech Republic — 0.0%
CEZ AS	2,816	71,961

Greece — 0.0%
Hellenic Telecommunications Organization SA	4,343	63,198

Hong Kong — 1.7%
China Overseas Land & Investment Ltd.	440,001	1,474,278
China Power International Development, Ltd.	107,000	28,683
China Resources Cement Holdings Ltd.	94,000	98,613
China Traditional Chinese Medicine Co., Ltd.	48,000	41,274
Geely Automobile Holdings Ltd.	130,000	341,904
Greentown China Holdings Ltd.	30,000	39,535
Haier Electronics Group Co. Ltd.	30,000	103,793
Kingboard Laminates Holdings, Ltd.	45,500	60,647
KWG Property Holding, Ltd.	257,500	346,863
MMG, Ltd.	112,000	83,089
Nine Dragons Paper Holdings Ltd.	421,001	627,904
Shenzhen International Holdings, Ltd.	21,500	46,975
Shenzhen Investment, Ltd.	120,000	48,500
Shimao Property Holdings Ltd.	60,500	160,027
SSY Group, Ltd.	44,000	44,459
Yuexiu Property Co., Ltd.	208,000	46,796

		3,593,340
Hungary — 0.8%
OTP Bank PLC	37,380	1,629,806

Indonesia — 1.0%
Adaro Energy Tbk PT	1,034,301	135,443
Bank Mandiri Persero Tbk PT	1,181,101	598,291
Bank Rakyat Indonesia Persero Tbk PT	359,000	82,774
Matahari Department Store Tbk PT	776,100	574,643
PT United Tractors Tbk	79,815	194,739
Tambang Batubara Bukit Asam Persero Tbk PT	366,400	84,706
Telekomunikasi Indonesia Persero Tbk PT	655,100	178,760
Telekomunikasi Indonesia Persero Tbk PT, ADR	11,082	301,985

		2,151,341
Malaysia — 0.6%
Astro Malaysia Holdings Bhd	325,701	157,734
Lotte Chemical Titan Holding BHD	34,200	49,499
Maxis Bhd	180,801	267,765
My EG Services BHD	52,800	35,011
Petronas Dagangan Bhd	18,600	127,679
Public Bank Bhd	54,100	327,357

Security	Shares	Value
Malaysia (continued)
Top Glove Corp. Bhd	128,900	$311,171

		1,276,216
Mexico — 4.8%
Alsea SAB de CV	12,300	45,748
America Movil SAB de CV, Series L	2,496,160	2,310,363
America Movil SAB de CV, Series L — ADR	125,284	2,316,501
Grupo Financiero Banorte SAB de CV, Series O	131,100	820,302
Industrias Penoles SAB de CV	26,038	546,515
Wal-Mart de Mexico SAB de C.V.	1,558,351	4,330,405

		10,369,834
Netherlands — 0.8%
Yandex NV	50,606	1,688,149

Philippines — 1.7%
Ayala Corp.	123,711	2,301,131
Ayala Land, Inc.	1,596,201	1,254,280

		3,555,411
Poland — 0.5%
Bank Pekao SA	10,888	361,339
Polski Koncern Naftowy Orlen SA	22,666	577,275
Powszechny Zaklad Ubezpieczen SA	16,457	200,055

		1,138,669
Russia — 5.0%
Inter Rao UES PJSC	9,189,983	583,517
Lukoil OAO	13,278	877,178
Lukoil PJSC — ADR	49,845	3,322,454
M.Video PJSC	35,556	229,521
Magnitogorsk Iron & Steel Works OJSC	3,882,795	2,991,319
Magnitogorsk Iron & Steel Works PJSC, — GDR	22,335	222,274
Mobile Telesystems OJSC — ADR	19,640	206,220
Novatek PJSC — GDR	3,985	506,160
Severstal OAO	37,934	608,210
Severstal PAO, — GDR	71,734	1,141,679
Surgutneftegas OAO	25	12

		10,688,544
Singapore — 0.0%
BOC Aviation, Ltd.	10,202	59,637

South Africa — 4.9%
Anglo American Platinum Ltd.(a)	4,750	127,467
AngloGold Ashanti Ltd.	16,714	149,401
Barloworld Ltd.	226,246	3,069,962
Bid Corp. Ltd.	11,716	269,330
Clicks Group, Ltd.	3,515	60,256
Gold Fields Ltd.	22,273	84,560
Massmart Holdings Ltd.	24,274	324,152
Naspers Ltd., Class N	14,587	3,553,678

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
South Africa (continued)
Sappi Ltd.	361,493	$2,306,922
Standard Bank Group Ltd.	32,799	562,522

		10,508,250
South Korea — 8.8%
Hana Financial Group, Inc.	2,636	117,126
Hanwha Chemical Corp.(a)	7,650	205,650
KB Financial Group, Inc.(a)	64,890	3,686,673
KB Financial Group, Inc., ADR	40,250	2,270,044
KT Corp. — ADR(a)	898	12,060
LG Electronics, Inc.	45,447	3,314,577
POSCO(a)	2,635	907,917
Samsung Electronics Co. Ltd.	2,016	4,996,871
Samsung Electronics Co. Ltd., — GDR	1,942	2,377,382
Shinhan Financial Group Co. Ltd.(a)	15,830	704,857
SK Hynix, Inc.	2,223	174,826

		18,767,983
Switzerland — 0.1%
Sinotruk Hong Kong, Ltd.	158,002	185,117

Taiwan — 7.4%
ASE Industrial Holdings Co.	136,500	370,471
Cathay Financial Holding Co. Ltd.	426,000	764,140
Chailease Holding Co., Ltd.	120,000	437,847
CTBC Financial Holding Co. Ltd.	3,159,001	2,252,882
Formosa Chemicals & Fibre Corp.	89,000	326,999
Fubon Financial Holding Co. Ltd.	385,000	658,680
Gigabyte Technology Co., Ltd.	379,000	828,719
Hiwin Technologies Corp.	60,000	903,835
Pixart Imaging, Inc.	40,000	152,317
Taiwan Semiconductor Manufacturing Co. Ltd.	829,000	6,314,773
Uni-President Enterprises Corp.	1,158,001	2,786,917

		15,797,580
Thailand — 4.7%
Bangkok Dusit Medical Services PCL — NVDR	974,900	694,470
Beauty Community PCL	377,000	277,012
Glow Energy PCL — NVDR	161,100	438,835
Land & Houses PCL	275,000	95,719
Muangthai Leasing PCL	54,900	63,180
PTT Exploration & Production PCL — NVDR	246,800	1,045,874
PTT Global Chemical PCL — NVDR	1,204,701	3,723,252
PTT PCL — NVDR	1,248,001	2,225,603
Thai Oil PCL — NVDR	356,600	1,061,577
Total Access Communication PCL	187,300	301,841

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.

Security	Shares	Value
Thailand (continued)
True Corp. PCL — NVDR	603,800	$145,254

		10,072,617
Turkey — 2.1%
Akbank TAS	456,631	950,098
BIM Birlesik Magazalar AS	10,586	179,863
Eregli Demir ve Celik Fabrikalari TAS	147,181	367,399
Ford Otomotiv Sanayi	58,536	805,846
Tekfen Holding	39,062	147,820
Turkiye Garanti Bankasi AS	36,108	81,764
Turkiye Is Bankasi, Class C	1,278,187	1,936,792

		4,469,582
United Arab Emirates — 0.1%
Aldar Properties PJSC	221,658	126,528
Dubai Islamic Bank PJSC	8,609	12,890
Emaar Properties PJSC	47,250	74,479

		213,897
United Kingdom — 1.6%
Anglo American PLC	143,573	3,388,042

United States — 1.0%
Genpact Ltd.	67,185	2,142,466

Total Common Stocks — 76.2% (Cost — $160,166,985)		163,184,882

Preferred Stock
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Preference ‘B’ Shares, 0.00%(a)	3,601	194,392

Total Preferred Stocks — 0.1% (Cost — $194,433)		194,392

Total Long-Term Investments — 76.3% (Cost — $160,361,418)		163,379,274

Short-Term Securities — 22.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.56%(b)(c)	47,855,096	47,855,096

Total Short-Term Securities — 22.4% (Cost — $47,855,096)		47,855,096

Total Investments — 98.7% (Cost — $208,216,514)		211,234,370
Other Assets Less Liabilities — 1.3%		2,821,527

Net Assets — 100.0%		$214,055,897

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Advantage Emerging Markets Fund

(c)	During the period ended April 30, 2018, investments in issuers considered to be affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 07/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	98,535,193	(50,680,097)	47,855,096	$47,855,096	$600,358	$276	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

ADR — American Depositary Receipts

GDR — Global Depositary Receipt

INR — Indian Rupee

NVDR — Non-voting Depository Receipts

OTC — Over-the-Counter

PCL — Public Company Limited

USD — U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
SGX NIFTY Index	563	05/31/18	$12,144	$161,792
MSCI Emerging Markets E-Mini Index	147	06/15/18	8,469	(181,565)

				$(19,773)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,417,114	INR	92,820,983	Morgan Stanley & Co. International PLC	07/06/18	$35,712
INR	858,092,469	USD	13,034,976	Morgan Stanley & Co. International PLC	07/06/18	(264,471)

						$(228,759)

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Advantage Emerging Markets Fund

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Goldman Sachs & Co.	05/21/18 — 10/03/19	$7,677,709	$1,301,143	(b)	$8,852,125	3.6%
	Morgan Stanley & Co., Inc.	02/24/23 — 03/01/23	8,523,584	760,488	(c)	9,238,531	4.0
	UBS AG	6/20/18	7,327,935	1,614,377	(d)	8,729,294	3.4

				$3,676,008		$26,819,950

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 25 — 850 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

  USD 1 Week; USD Spot Next

Garbon Intercapital Federal Funds Rate

(b)	Amount includes $126,727 of net dividends and financing fees.
(c)	Amount includes $45,541 of net dividends and financing fees.
(d)	Amount includes $213,018 of net dividends and financing fees.

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Advantage Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2018 expiration dates 05/21/18 — 10/03/19:

	Shares	Value	% of Basket Value
Reference Entity — Long

Brazil
Hypermarcas SA	92,500	$831,740	9.4%

China
China Communications Services Corp. Ltd., Class H	758,000	475,887	5.4
China Petroleum & Chemical Corp., Class H	242,000	235,674	2.6
China Railway Group Ltd., Class H	186,000	149,084	1.7
Sinopec Shanghai Petrochemical Co. Ltd., Class H	390,000	258,963	2.9
Tencent Holdings Ltd.	6,500	319,559	3.6
Weichai Power Co. Ltd., Class H	175,000	202,588	2.3

		1,641,755
Hong Kong
KWG Property Holding Ltd.	176,000	237,080	2.7
Nine Dragons Paper Holdings Ltd.	273,000	407,168	4.6
Shimao Property Holdings Ltd.	54,500	144,156	1.6

		788,404
Indonesia
Telekomunikasi Indonesia Persero Tbk PT	146,000	39,840	0.4

Malaysia
Astro Malaysia Holdings Bhd	337,100	163,254	1.8

South Korea
Hana Financial Group, Inc.	5,742	255,135	2.9

	Shares	Value	% of Basket Value
South Korea (continued)
Hanjin Kal Corp.	1	$23	0.0%
Hyundai Development Co-Engineering & Construction	210	9,126	0.1
Samsung Electronics Co. Ltd.	1,231	3,051,165	34.5

		3,315,449
Taiwan
Taiwan Semiconductor Manufacturing Co. Ltd.	30,000	228,520	2.6
Uni-President Enterprises Corp.	496,000	1,193,706	13.5

		1,422,226
Turkey
Eregli Demir ve Celik Fabrikalari TAS	46,231	115,403	1.3
Ford Otomotiv Sanayi	20,941	288,288	3.3
Tekfen Holding	72,767	275,368	3.1

		679,059

Total Reference Entity — Long		8,881,727

Reference Entity — Short

China
China Shanshui Cement Group Ltd.	(66,003)	(29,602)	(0.3)

Total Reference Entity — Short		(29,602)

Net Value of Reference Entity — Goldman Sachs & Co.		$8,852,125

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Advantage Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of April 30, 2018 expiration dates 02/24/23 — 03/01/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Brazil
Itau Unibanco Holding SA, Preference Shares — ADR	38,371	$557,531	6.0%
Itau Unibanco Holding SA, Preference Shares	5,100	74,261	0.8

		631,792
China
China Communications Construction Co. Ltd., Class H	19,000	21,891	0.2
China Communications Services Corp. Ltd., Class H	244,000	153,188	1.7
China Petroleum & Chemical Corp., Class H, Class H	1,354,000	1,318,605	14.3
China Railway Group Ltd., Class H	1,062,000	851,222	9.2
Sinopec Shanghai Petrochemical Co. Ltd., Class H	214,000	142,098	1.5
Sinopharm Group Co. Ltd., Class H	400	1,687	0.0
Weichai Power Co. Ltd., Class H	251,000	290,569	3.2

		2,779,260
Greece
Hellenic Telecommunications Organization SA	5,107	74,350	0.8

Hong Kong
Haier Electronics Group Co. Ltd.	77,000	266,402	2.9

	Shares	Value	% of Basket Value
Hong Kong (continued)
KWG Property Holding Ltd.	171,500	$231,018	2.5%

		497,420
Indonesia
Telekomunikasi Indonesia Persero Tbk PT	833,600	227,468	2.5

Malaysia
Astro Malaysia Holdings Bhd	112,900	54,676	0.6

Mexico
Kimberly-Clark de Mexico SAB de CV, Class A	3	5	0.0

Russia
Severstal PJSC	660	10,582	0.1

South Africa
Barloworld Ltd.	14,392	195,288	2.1

South Korea
KT Corp.	1,209	30,740	0.3
POSCO	1,325	456,543	5.0
Samsung Electronics Co. Ltd.	436	1,080,672	11.7

		1,567,955
Taiwan
CTBC Financial Holding Co. Ltd.	1,128,680	804,933	8.7
Taiwan Semiconductor Manufacturing Co. Ltd.	119,000	906,463	9.8

		1,711,396
Turkey
Ford Otomotiv Sanayi	22,363	307,864	3.3

United Arab Emirates
Aldar Properties PJSC	257,380	146,920	1.6

United States
Genpact Ltd.	32,410	1,033,555	11.2

Total Common Stocks — 99.2%		9,164,270

Total Reference Entity — Long		9,238,531

Net Value of Reference Entity — Morgan Stanley & Co, Inc.		$9,238,531

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Advantage Emerging Markets Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of April 30, 2018 expiration date 06/20/18:

	Shares	Value	% of Basket Value
Reference Entity — Long

Brazil
Hypera SA	51,900	$466,674	5.4%
Itau Unibanco Holding SA, Preference Shares	31,600	460,127	5.3
Itau Unibanco Holding SA, Preference Shares — ADR	8,421	122,357	1.4

		1,049,158
China
China Communications Services Corp. Ltd., Class H	934,000	586,384	6.7
China Petroleum & Chemical Corp., Class H	40,000	38,954	0.4
Sinopharm Group Co. Ltd., Class H	37,200	156,883	1.8
Tencent Holdings Ltd.	37,600	1,848,524	21.2

		2,630,745
Hong Kong
KWG Property Holding Ltd.	57,000	76,781	0.9
Shimao Property Holdings Ltd.	84,500	223,508	2.5

		300,289
Indonesia
Matahari Department Store Tbk PT	90,000	66,638	0.8
Telekomunikasi Indonesia Persero Tbk PT	591,900	161,515	1.8

		228,153
Malaysia
Astro Malaysia Holdings Bhd	128,000	61,989	0.7

	Shares	Value	% of Basket Value
South Africa
Barloworld Ltd.	11,626	$157,756	1.8%
Gold Fields Ltd.	9,298	35,300	0.4
Standard Bank Group Ltd.	44,283	759,479	8.7

		952,535
South Korea
Posco ICT Co. Ltd.	1	7	0.0
Samsung Electronics Co. Ltd.	942	2,334,847	26.7

		2,334,854
Taiwan
Yuanta Financial Holding Co. Ltd.	166	79	0.0

Turkey
Ford Otomotiv Sanayi	12,834	176,682	2.0
Turkiye Is Bankasi AS, Class C	210,517	318,989	3.7

		495,671
United Arab Emirates
Aldar Properties PJSC	273,141	155,916	1.8
Dubai Islamic Bank PJSC	30,118	45,097	0.5
Emaar Properties PJSC	98,381	155,079	1.8

		356,092
United States
Genpact Ltd.	10,026	319,729	3.7

Net Value of Reference Entity — UBS AG		$8,729,294

8

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$11,567,374	$—	$—	$11,567,374
China	14,401,154	35,384,714	—	49,785,868
Czech Republic	71,961	—	—	71,961
Greece	—	63,198	—	63,198
Hong Kong	—	3,593,340	—	3,593,340
Hungary	—	1,629,806	—	1,629,806
Indonesia	301,985	1,849,356	—	2,151,341
Malaysia	—	1,276,216	—	1,276,216
Mexico	10,369,834	—	—	10,369,834
Netherlands	1,688,149	—	—	1,688,149
Philippines	—	3,555,411	—	3,555,411
Poland	—	1,138,669	—	1,138,669
Russia	435,741	10,252,803	—	10,688,544
Singapore	—	59,637	—	59,637
South Africa	3,130,218	7,378,032	—	10,508,250
South Korea	2,282,104	16,485,879	—	18,767,983
Switzerland	—	185,117	—	185,117

9

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Advantage Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Taiwan	$370,471	$15,427,109	$—	$15,797,580
Thailand	—	10,072,617	—	10,072,617
Turkey	—	4,469,582	—	4,469,582
United Arab Emirates	87,369	126,528	—	213,897
United Kingdom	—	3,388,042	—	3,388,042
United States	2,142,466	—	—	2,142,466
Preferred Stock	—	194,392	—	194,392
Short-Term Securities	47,855,096	—	—	47,855,096

	$94,703,922	$116,530,448	$—	$211,234,370

Derivative Financial Instruments(a)
Assets:
Equity contracts	$161,792	$3,676,008	$—	$3,837,800
Foreign currency exchange contracts	—	35,712	—	35,712
Liabilities:
Interest rate contracts	(181,565)	—	—	(181,565)
Foreign currency exchange contracts	—	(264,471)	—	(264,471)

	$(19,773)	$3,447,249	$—	$3,427,476

(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2018, there were no transfers between levels.

10

Schedule of Investments (unaudited) April 30, 2018	BlackRock Global Long/Short Equity (Percentages shown are based on Net Assets)

Security	Shares	Value
Preferred Stocks — 0.7%

United States — 0.7%
AliphCom(a)(b):
Series 6 (acquired 12/15/15, cost $0)	8,264	$—
Series 8 (acquired 3/10/15, cost $1,750,010)	823,530	8
Illumio Inc., Series C (acquired 3/10/15, cost $1,500,001)(a)(b)	466,730	1,647,557
Palantir Technologies, Inc., Series I (acquired 3/27/14, cost $1,999,998)(a)(b)	326,264	1,797,715
Uber Technologies, Inc., Series E (acquired 12/04/14, cost $628,603)(a)(b)	18,867	622,045

Total Long-Term Investments — 0.7% (Cost — $5,878,612)		4,067,325

Security	Shares	Value
Short-Term Securities — 97.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.56%(c)(d)	582,446,479	$582,446,479

Total Short-Term Securities — 97.7% (Cost — $582,446,479)		582,446,479

Total Investments — 98.4% (Cost — $ 588,325,091)		586,513,804
Other Assets Less Liabilities — 1.6%		9,378,042

Net Assets — 100.0%		$595,891,846

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding 144A securities. As of report date, the Fund held restricted securities with a current value of $4,067,325, and an original cost of $5,878,612, which was 0.99% of its net assets.
(c)	Annualized 7-day yield as of period end.
(d)	During the period ended April 30, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 7/31/17	Net Activity	Shares Held at 04/30/18	Value at 04/30/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	577,096,715	5,349,764	582,446,479	$582,446,479	$4,932,619	$2,682	$—

(a) Includes net capital gain distributions, if applicable.

1

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
AEX Index	117	05/18/18	$15,625	$144,767
IBEX 35 Index	30	05/18/18	3,613	62,323
OMX Stockholm 30 Index	894	05/18/18	15,978	363,627
HANG SENG Index	96	05/30/18	18,754	239,673
FTSE/MIB Index	9	06/15/18	1,282	305

				810,695

Short Contracts:
CAC 40 Index	220	05/18/18	14,540	(372,751)
MSCI Singapore Index	231	05/30/18	7,166	(147,181)
Topix Index	40	06/07/18	6,511	(45,835)
S&P/TSX 60 Index	79	06/14/18	11,320	(80,839)
DAX Index	29	06/15/18	11,041	(105,117)
FTSE 100 Index	382	06/15/18	39,232	(2,160,323)
S&P 500 E-Mini Index	147	06/15/18	19,456	314,336
SPI 200 Index	88	06/21/18	9,881	(179,379)

				(2,777,089)

				$(1,966,394)

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid/(Received) by the Fund (a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Swiss Market IX Future June 2018	CHF	525,758	Merrill Lynch International	06/15/18	CHF	526	$4,503	$—	$4,503
Swiss Market IX Future June 2018	CHF	23,434,238	Morgan Stanley & Co. International	06/15/18	CHF	23,434	340,355	—	340,355
Swiss Market IX Future June 2018	CHF	1,473,192	Morgan Stanley & Co. International	06/15/18	CHF	1,473	29,362	—	29,362
Swiss Market IX Future June 2018	CHF	519,696	Morgan Stanley & Co. International	06/15/18	CHF	520	10,620	—	10,620
Swiss Market IX Future June 2018	CHF	2,171,431	Morgan Stanley & Co. International	06/15/18	CHF	2,171	127,335	—	127,335
Swiss Market IX Future June 2018	CHF	948,234	Morgan Stanley & Co. International	06/15/18	CHF	948	24,052	—	24,052
Swiss Market IX Future June 2018	CHF	2,971,571	Morgan Stanley & Co. International	06/15/18	CHF	2,972	33,309	—	33,309
Swiss Market IX Future June 2018	CHF	698,720	Morgan Stanley & Co. International	06/15/18	CHF	699	8,315	—	8,315
Swiss Market IX Future June 2018	CHF	1,301,210	Morgan Stanley & Co. International	06/15/18	CHF	1,301	24,561	—	24,561
Swiss Market IX Future June 2018	CHF	351,425	Morgan Stanley & Co. International	06/15/18	CHF	351	2,073	—	2,073

							$604,485	$—	$604,485

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

2

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Bank of America, N.A.	08/17/18 — 02/17/23	$4,440,664	$1,166,711	(b)	$6,517,883	43.6%
	Deutsche Bank A.G.	06/04/18 — 02/20/23	7,435,701	4,898,448	(c)	6,258,863	43.6
	UBS AG	07/30/18	7,321,858	(978,351	)(d)	5,740,563	13.1
	Goldman Sachs & Co.	05/21/18 — 03/17/23	(838,653)	6,716,252	(e)	6,892,783	107.2
	Bank of America, N.A.	08/22/18 — 02/27/23	50,917	239,156	(f)	137,040	1.0
	Goldman Sachs & Co.	06/19/18	(660,894)	580,160	(g)	213,312	54.4

				$12,622,376		$25,760,444

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20 – 897 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore — 1 Month Swap

Association of Banks in Singapore — 1 Month SIBOR

Bank of Israel Tel Aviv Interbank — 1 Month

BBA CAD LIBOR National Bank of Canada — 1 Week; 1 Month

BBA AUD LIBOR — 1 Month

BBA CHF LIBOR — 1 Month

BBA DKK LIBOR — 1 Week; 1 Month

Canadian Overnight Repo Rate

Copenhagen Interbank Offered Rate

EMMI EUR OverNight Index

EURIBOR — 1 Week; 1 Month

HK Association of Banks HIBOR — 1 Week; 2 Week; 1 Month

InterContinental Exchange

CHF LIBOR — Spot Next

EUR LIBOR — O/N; 1 Month

GBP LIBOR — O/N: 1 Month

JPY LIBOR — Spot Next; 1 Month

USD LIBOR — O/N; 1 Week; 1 Month

Norway Krone Deposit Rates — O/N

Oslo Bors Norway Interbank Offered Rate — 1 Week

RBA Interbank Overnight Cash Rate

STIBOR Interbank Offered Rate — 1 Week

Stockholm Interbank Offered Rate — 1 Month

TMA HKD Overnight Index Average

US Federal Funds Effective Rate

WMBA Sonia Swap O/N Deposit Rate

(b)	Amount includes $(910,508) of net dividends and financing fees.
(c)	Amount includes $6,075,286 of net dividends and financing fees.
(d)	Amount includes $602,944 of net dividends and financing fees.
(e)	Amount includes $(1,015,184) of net dividends and financing fees.
(f)	Amount includes $153,033 of net dividends and financing fees.
(g)	Amount includes $(294,046) of net dividends and financing fees.

3

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America, N.A. as of April 30, 2018 expiration dates 08/17/18 — 02/17/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
Flight Centre Travel Group Ltd.	393	$16,463	0.2%
Oil Search Ltd.	113,857	669,828	10.3
Perpetual Ltd.	9,081	273,961	4.2
Platinum Asset Management Ltd.	8,886	37,693	0.6
Whitehaven Coal Ltd.	139,883	482,353	7.4

		1,480,298

Canada
BlackBerry Ltd.	7,374	77,189	1.2
CGI Group, Inc., Class A	21,043	1,219,362	18.7
Methanex Corp.	1,642	98,971	1.5
Quebecor, Inc., Class B	93,089	1,735,699	26.6

		3,131,221

Denmark
H Lundbeck A/S	562	32,701	0.5

Finland
Amer Sports OYJ	43,322	1,325,185	20.4
UPM-Kymmene OYJ	33,267	1,187,020	18.2

		2,512,205

France
Arkema SA	8,460	1,108,214	17.0
Cie de Saint-Gobain	12,791	669,238	10.3
Cie Generale des Etablissements Michelin SCA	527	74,173	1.1
Faurecia	39,186	3,199,884	49.1
Societe Television Francaise 1	15	188	0.0
Unibail-Rodamco SE	1,044	250,633	3.9

		5,302,330

Germany
BASF SE	15,482	1,610,800	24.7
Deutsche Boerse AG	18,826	2,531,890	38.8
Deutsche Lufthansa AG, Registered Shares	83,347	2,422,498	37.2
Fresenius Medical Care AG & Co. KGaA	13,287	1,348,242	20.7
Hochtief AG	1,275	232,646	3.6

	Shares	Value	% of Basket Value
Germany (continued)
Rheinmetall AG	3,065	$400,538	6.1%

		8,546,614
Hong Kong
Melco Resorts & Entertainment Ltd. — ADR	2,138	66,727	1.0

Ireland
Allegion PLC	1,613	124,491	1.9
ICON PLC	2,044	240,436	3.7

		364,927
Israel
Wix.com Ltd.	4,144	340,844	5.2

Italy
Saipem SpA	59,595	227,607	3.5

Japan
Alfresa Holdings Corp.	2,200	48,541	0.7
Amada Holdings Co. Ltd.	9,700	116,442	1.8
Daicel Corp.	35,700	411,915	6.3
Daiwa Securities Group, Inc.	71,000	435,552	6.7
en-japan, Inc.	500	23,374	0.4
Gree, Inc.	4,100	22,654	0.3
Hokuriku Electric Power Co.	3,100	31,634	0.5
Kirin Holdings Co. Ltd.	600	16,841	0.3
Konami Holdings Corp.	1,300	63,842	1.0
Miraca Holdings, Inc.	3,800	147,934	2.3
Nippon Kayaku Co. Ltd.	7,700	96,348	1.5
NTN Corp.	36,400	160,104	2.5
Shikoku Electric Power Co., Inc.	2,300	29,325	0.4
Sojitz Corp.	174,800	575,399	8.8
Sumitomo Chemical Co. Ltd.	35,000	200,258	3.1
Sumitomo Mitsui Financial Group, Inc.	58,800	2,450,681	37.6
TIS, Inc.	2,200	87,272	1.3
Toyobo Co., Ltd.	6,900	134,408	2.1
Ulvac, Inc.	4,300	230,025	3.5

		5,282,549
Netherlands
BE Semiconductor Industries NV	1,512	104,715	1.6
Koninklijke KPN NV	84,427	262,756	4.0

		367,471
Norway
TGS Nopec Geophysical Co. ASA	8,048	253,785	3.9

Singapore
Venture Corp. Ltd.	20,500	320,642	4.9

Spain
Atlantica Yield PLC	38,565	774,771	11.9

4

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
Spain (continued)
Mediaset Espana Comunicacion SA	17,755	$169,918	2.6%

		944,689
Sweden
JM AB	1,621	32,070	0.5
NCC AB, B Shares	1,697	31,259	0.5
SKF AB, Class B	6,813	137,928	2.1
SSAB AB, A Shares	156,839	886,772	13.6
Svenska Cellulosa AB SCA, B Shares	591	6,545	0.1
Swedish Match AB	80,990	3,633,228	55.7

		4,727,802
Switzerland
Barry Callebaut AG, Registered Shares	60	107,717	1.6
Georg Fischer AG, Registered Shares	307	381,619	5.9
TE Connectivity Ltd.	9,783	897,590	13.8

		1,386,926
Switzerland
Transocean Ltd.	8,614	106,555	1.6

United Kingdom
Ashmore Group PLC	52,049	294,047	4.5
ASOS PLC	13,605	1,089,713	16.7
Auto Trader Group PLC	32,967	160,211	2.5
Coca-Cola European Partners PLC	30,168	1,182,586	18.1
Derwent London PLC	365	16,009	0.2
Dialog Semiconductor PLC	15,910	338,701	5.2
Direct Line Insurance Group PLC	210,100	1,079,553	16.6
G4S PLC	215,707	766,347	11.8
IG Group Holdings PLC	21,474	245,201	3.8
Inmarsat PLC	18,580	95,989	1.5
JD Sports Fashion PLC	68,496	367,434	5.6
Moneysupermarket.com Group PLC	133,937	551,679	8.5
Nomad Foods Ltd.	2,693	44,408	0.7
Petrofac Ltd.	36,616	303,863	4.7
Severn Trent PLC	21,857	582,003	8.9
STERIS PLC	245	23,157	0.3
William Hill PLC	219,998	884,868	13.6
WM Morrison Supermarkets PLC	629,567	2,099,709	32.2

		10,125,478
United States
Accenture PLC, Class A	9,077	1,372,442	21.1
Adobe Systems, Inc.	5,282	1,170,491	18.0
Affiliated Managers Group, Inc.	2,666	439,517	6.7
Agilent Technologies, Inc.	44,676	2,937,000	45.1
Alliance Data Systems Corp.	137	27,818	0.4

	Shares	Value	% of Basket Value
United States (continued)
Alphabet, Inc., Class C	284	$288,922	4.4%
American Financial Group, Inc.	301	34,079	0.5
AMETEK, Inc.	4,690	327,362	5.0
Antero Resources Corp.	38,483	731,177	11.2
Arthur J Gallagher & Co.	22,368	1,565,536	24.0
ASGN, Inc.	2,600	209,638	3.2
Avery Dennison Corp.	2,408	252,382	3.9
Bemis Co., Inc.	3,435	148,632	2.3
BorgWarner, Inc.	31,072	1,520,664	23.3
Bristol-Myers Squibb Co.	13,325	694,632	10.7
Broadridge Financial Solutions, Inc.	8,569	918,682	14.1
Brown-Forman Corp., Class B	35,646	1,997,602	30.7
Burlington Stores, Inc.	619	84,091	1.3
Cabot Corp.	2,378	132,835	2.0
Cabot Oil & Gas Corp.	4,060	97,075	1.5
CDW Corp.	5,206	371,136	5.7
Celanese Corp., Series A	2,424	263,416	4.0
Cigna Corp.	1,292	221,991	3.4
Cimarex Energy Co.	3,303	332,249	5.1
Cirrus Logic, Inc.	4,082	148,871	2.3
Citizens Financial Group, Inc.	4,428	183,718	2.8
Cornerstone OnDemand, Inc.	368	16,240	0.3
Crane Co.	248	20,743	0.3
Dana, Inc.	1,427	33,863	0.5
Danaher Corp.	30,352	3,044,913	46.7
Darden Restaurants, Inc.	7,515	697,843	10.7
DaVita, Inc.	2,573	161,559	2.5
Domino’s Pizza, Inc.	4,580	1,107,123	17.0
Dun & Bradstreet Corp.	3,540	408,197	6.3
Eastman Chemical Co.	22,213	2,267,503	34.8
Eaton Corp. PLC	4,259	319,553	4.9
eBay, Inc.	1,969	74,586	1.1
Estee Lauder Cos., Inc., Class A	2,597	384,590	5.9
First American Financial Corp.	10,284	525,615	8.1
Flowers Foods, Inc.	4,215	95,301	1.5
Fortune Brands Home & Security, Inc.	37,516	2,051,750	31.5
Garmin Ltd.	3,329	195,312	3.0
GATX Corp.	1,197	78,092	1.2
H&R Block, Inc.	34,923	965,621	14.8
Hartford Financial Services Group, Inc.	9,546	513,957	7.9
HD Supply Holdings, Inc.	50,605	1,958,920	30.1
HEICO Corp.	410	36,019	0.6
Helmerich & Payne, Inc.	1,534	106,690	1.6
Hill-Rom Holdings, Inc.	8,295	711,960	10.9
HP, Inc.	9,811	210,838	3.2
Humana, Inc.	2,131	626,898	9.6
Huntsman Corp.	2,501	74,455	1.1
Hyatt Hotels Corp., Class A	3,282	252,287	3.9
IDACORP, Inc.	12,418	1,154,874	17.7
IDEXX Laboratories, Inc.	2,767	538,154	8.3

5

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
United States (continued)
Ingersoll-Rand PLC	23,337	$1,957,741	30.0%
Insperity, Inc.	9,844	789,981	12.1
Interpublic Group of Cos., Inc.	38,081	898,331	13.8
Jabil, Inc.	10,696	284,514	4.4
Johnson & Johnson	39,133	4,949,933	75.9
Jones Lang LaSalle, Inc.	7,450	1,262,850	19.4
Kellogg Co.	20,730	1,220,997	18.7
Kimco Realty Corp.	6,844	99,306	1.5
Kohl’s Corp.	12,986	806,690	12.4
Landstar System, Inc.	7,255	737,471	11.3
Las Vegas Sands Corp.	3,690	270,588	4.2
Lear Corp.	2,560	478,643	7.3
Legg Mason, Inc.	14,467	574,340	8.8
Lincoln National Corp.	1,200	84,768	1.3
Lithia Motors, Inc., Class A	10,963	1,050,913	16.1
ManpowerGroup, Inc.	355	33,981	0.5
Mettler-Toledo International, Inc.	143	80,070	1.2
Motorola Solutions, Inc.	2,827	310,489	4.8
Murphy Oil Corp.	6,449	194,179	3.0
Murphy USA, Inc.	767	47,991	0.7
National Instruments Corp.	344	14,066	0.2
National Retail Properties, Inc.	593	22,558	0.4
New Relic, Inc.	6,474	452,468	6.9
Nordstrom, Inc.	3,717	187,932	2.9
ON Semiconductor Corp.	330	7,286	0.1
Outfront Media, Inc.	5,041	94,519	1.5
Owens Corning	5,358	350,895	5.4
Perrigo Co. PLC	844	65,950	1.0
Pinnacle West Capital Corp.	21,493	1,730,186	26.6
PPL Corp.	5,903	171,777	2.6
Prologis, Inc.	37,253	2,418,092	37.1
Prudential Financial, Inc.	1,966	209,025	3.2
Quest Diagnostics, Inc.	25,896	2,620,675	40.2
Republic Services, Inc.	12,940	836,959	12.8
Robert Half International, Inc.	7,397	449,368	6.9
RPC, Inc.	1,697	30,563	0.5
Ryder System, Inc.	32,516	2,192,554	33.6
S&P Global, Inc.	804	151,634	2.3
Snap-on, Inc.	3,233	469,593	7.2
Sotheby’s	23,995	1,266,936	19.4
SS&C Technologies Holdings, Inc.	15,995	794,152	12.2
Synopsys, Inc.	1,983	169,566	2.6
Taylor Morrison Home Corp., Class A	3,944	93,709	1.4
Telephone & Data Systems, Inc.	42,286	1,155,676	17.7
Tenneco, Inc.	20,700	925,083	14.2
Teradata Corp.	48,250	1,974,390	30.3
Terex Corp.	58,328	2,130,139	32.7
Trinseo SA	5,565	405,967	6.2
Twilio, Inc., Class A	10,708	451,985	6.9
Twitter, Inc.	4,206	127,484	2.0
UGI Corp.	954	46,164	0.7
Ultimate Software Group, Inc.	181	43,426	0.7

	Shares	Value	% of Basket Value
United States (continued)
Urban Outfitters, Inc.	1,762	$70,956	1.1%
Varian Medical Systems, Inc.	4,223	488,137	7.5
Veeva Systems, Inc., Class A	8,303	582,289	8.9
VeriSign, Inc.	2,134	250,574	3.8
Vishay Intertechnology, Inc.	62,238	1,098,501	16.9
W.W. Grainger, Inc.	1,250	351,688	5.4
WellCare Health Plans, Inc.	13,972	2,866,496	44.0
Western Union Co.	73,718	1,455,930	22.3
Wolverine World Wide, Inc.	3,842	115,106	1.8
XPO Logistics, Inc.	2,563	249,021	3.8
Zendesk, Inc.	18,645	908,944	14.0
Zoetis, Inc.	29,626	2,473,178	38.0

		84,210,787

Total Reference Entity — Long		129,732,158

Reference Entity — Short

Australia
BHP Billiton, Ltd.	(29,813)	(695,515)	(10.7)
Boral Ltd.	(123,230)	(634,177)	(9.7)
Macquarie Atlas Roads Group	(468,928)	(2,267,344)	(34.8)
Nufarm Ltd.	(9,221)	(63,028)	(0.9)
Wesfarmers, Ltd.	(40,567)	(1,334,637)	(20.5)

		(4,994,701)
Austria
ams AG	(2,048)	(168,913)	(2.6)
Lenzing AG	(9,968)	(1,159,944)	(17.8)
Raiffeisen Bank International AG	(39,191)	(1,322,934)	(20.3)
Wienerberger AG	(20,001)	(503,983)	(7.7)

		(3,155,774)
Belgium
bpost SA	(5,415)	(118,816)	(1.8)
Ontex Group NV	(12,208)	(312,922)	(4.8)
Umicore SA	(9,952)	(553,516)	(8.5)

		(985,254)
Canada
Alimentation Couche-Tard, Inc., Class B	(3,100)	(134,025)	(2.1)
Atco Ltd. Class I, Class I	(3,784)	(114,497)	(1.8)
Cenovus Energy, Inc.	(55,458)	(555,465)	(8.5)
Enbridge, Inc.	(10,161)	(307,770)	(4.7)
Ritchie Bros Auctioneers, Inc.	(80,787)	(2,640,152)	(40.5)

		(3,751,909)
China
Minth Group Ltd.	(50,000)	(237,406)	(3.7)

Denmark
Ambu A/S	(8,911)	(206,657)	(3.2)

6

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
Denmark (continued)
SimCorp A/S	(1,061)	$(76,922)	(1.2)%

		(283,579)
Finland
Metso OYJ	(41,748)	(1,483,738)	(22.8)
Orion OYJ, Class B	(7,917)	(240,128)	(3.7)

		(1,723,866)
France
Electricite de France SA	(1,059)	(14,862)	(0.2)
Elis SA	(50,065)	(1,197,369)	(18.4)
Suez	(48,944)	(705,850)	(10.8)
Valeo SA	(5,216)	(348,738)	(5.4)

		(2,266,819)
Germany
Deutsche Bank AG	(68,463)	(935,980)	(14.4)
Fuchs Petrolub SE	(1,362)	(73,133)	(1.1)
GEA Group AG	(1,135)	(44,314)	(0.7)
Jungheinrich AG	(7,502)	(316,374)	(4.8)
Zalando SE	(22,367)	(1,150,931)	(17.7)

		(2,520,732)
Hong Kong
ASM Pacific Technology Ltd.	(16,700)	(224,042)	(3.5)
Hang Lung Group, Ltd.	(67,000)	(202,374)	(3.1)
Li & Fung Ltd.	(484,000)	(243,415)	(3.7)
Melco International Development Ltd.	(444,000)	(1,643,838)	(25.2)
PCCW Ltd.	(367,000)	(226,861)	(3.5)
Power Assets Holdings Ltd.	(48,000)	(357,463)	(5.5)
SJM Holdings, Ltd.	(245,000)	(245,399)	(3.8)
Yue Yuen Industrial Holdings Ltd.	(81,000)	(229,551)	(3.5)

		(3,372,943)
Ireland
Greencore Group PLC	(57,217)	(124,785)	(1.9)

Italy
Banca IFIS SpA	(1,265)	(49,838)	(0.8)
Telecom Italia SpA	(85,848)	(84,690)	(1.3)
Telecom Italia SpA/Milano	(232,353)	(199,550)	(3.0)

		(334,078)
Japan
The Bank of Kyoto Ltd.	(400)	(24,046)	(0.4)
Coca-Cola West Co., Ltd.	(900)	(38,708)	(0.6)
Daikyo, Inc.	(2,100)	(45,706)	(0.7)
Dainippon Sumitomo Pharma Co., Ltd.	(900)	(16,368)	(0.2)
The Daishi Bank, Ltd.	(400)	(17,937)	(0.3)
FANUC Corp.	(500)	(107,105)	(1.6)
GS Yuasa Corp.	(3,000)	(16,149)	(0.2)
Hikari Tsushin, Inc.	(2,100)	(340,418)	(5.2)

	Shares	Value	% of Basket Value
Japan (continued)
Ichigo, Inc.	(14,100)	$(62,789)	(1.0)%
Isuzu Motors Ltd.	(2,100)	(32,055)	(0.5)
Japan Lifeline Co., Ltd.	(54,200)	(1,587,819)	(24.4)
Japan Steel Works, Ltd.	(500)	(16,378)	(0.2)
Koito Manufacturing Co. Ltd.	(5,600)	(374,774)	(5.7)
Kusuri no Aoki Holdings Co., Ltd.	(4,800)	(329,235)	(5.1)
Kyudenko Corp.	(2,400)	(112,138)	(1.7)
Mitsui Fudosan Co., Ltd.	(1,600)	(40,985)	(0.6)
MonotaRO Co., Ltd.	(900)	(31,370)	(0.5)
Morinaga & Co., Ltd.	(500)	(24,348)	(0.4)
Nidec Corp.	(13,400)	(2,096,325)	(32.2)
Nippon Paint Co. Ltd.	(4,800)	(195,932)	(3.0)
Ono Pharmaceutical Co. Ltd.	(33,300)	(769,738)	(11.8)
Oriental Land Co. Ltd.	(15,700)	(1,564,579)	(24.0)
Renesas Electronics Corp.	(106,700)	(1,113,061)	(17.1)
SBI Holdings, Inc.	(2,300)	(57,995)	(0.9)
Shimamura Co. Ltd.	(300)	(34,912)	(0.5)
SoftBank Group Corp.	(27,700)	(2,116,521)	(32.5)
Sumitomo Metal Mining Co. Ltd.	(8,200)	(349,815)	(5.4)
TDK Corp.	(400)	(34,476)	(0.5)
Tokyo Gas Co., Ltd.	(3,500)	(93,924)	(1.4)
Toshiba Corp.	(352,000)	(943,390)	(14.5)
Tsuruha Holdings, Inc.	(800)	(114,832)	(1.8)
Welcia Holdings Co., Ltd.	(3,300)	(169,473)	(2.6)
Yokohama Rubber Co. Ltd.	(15,700)	(369,673)	(5.7)

		(13,242,974)
Netherlands
GrandVision NV	(2,732)	(67,168)	(1.0)
Koninklijke Boskalis Westminster NV	(13,426)	(397,735)	(6.1)

		(464,903)
Portugal
EDP — Energias de Portugal SA	(195,364)	(724,793)	(11.1)

Singapore
CapitaLand Commercial Trust	(16,200)	(22,132)	(0.3)

Spain
Gas Natural SDG SA	(16,588)	(418,144)	(6.4)

Switzerland
Vifor Pharma AG	(5,052)	(797,262)	(12.2)

United Kingdom
British American Tobacco PLC	(17,088)	(937,234)	(14.4)
Kingfisher PLC	(302,244)	(1,260,487)	(19.3)
Micro Focus International PLC	(7,998)	(137,910)	(2.1)
Prudential PLC	(11,854)	(304,814)	(4.7)
Reckitt Benckiser Group PLC	(8,162)	(640,293)	(9.8)

		(3,280,738)
United States
Advance Auto Parts, Inc.	(9,844)	(1,126,646)	(17.3)

7

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
United States (continued)
Alcoa Corp.	(6,938)	$(355,226)	(5.5)%
Allegiant Travel Co.	(3,285)	(526,421)	(8.1)
Amazon.com, Inc.	(664)	(1,039,910)	(16.0)
Arconic, Inc.	(66,510)	(1,184,543)	(18.2)
AutoNation, Inc.	(4,855)	(224,252)	(3.4)
Becton Dickinson & Co.	(8,325)	(1,930,318)	(29.6)
Berkshire Hathaway, Inc., Class B	(750)	(145,298)	(2.2)
Brixmor Property Group, Inc.	(14,944)	(222,516)	(3.4)
Caesars Entertainment Corp.	(116,599)	(1,323,399)	(20.3)
Camping World Holdings, Inc.	(6,306)	(180,541)	(2.8)
CBOE Holdings, Inc.	(7,607)	(812,275)	(12.5)
Centennial Resource Development, Inc.	(6,155)	(113,868)	(1.7)
CenturyLink, Inc.	(130,041)	(2,416,162)	(37.1)
CF Industries Holdings, Inc.	(13,168)	(510,918)	(7.8)
CH Robinson Worldwide, Inc.	(1,208)	(111,172)	(1.7)
Chipotle Mexican Grill, Inc.	(768)	(325,117)	(5.0)
Coty, Inc., Class A	(1,939)	(33,642)	(0.5)
Cree, Inc.	(2,567)	(95,800)	(1.5)
Diamondback Energy, Inc.	(4,420)	(567,749)	(8.7)
DISH Network Corp.	(193,199)	(6,481,826)	(99.4)
Dycom Industries, Inc.	(1,988)	(206,474)	(3.2)
Equifax, Inc.	(3,875)	(434,194)	(6.7)
Equinix, Inc.	(2,839)	(1,194,623)	(18.3)
Flowserve Corp.	(59,834)	(2,657,228)	(40.8)
Ford Motor Co.	(30,221)	(339,684)	(5.2)
General Electric Co.	(5,011)	(70,505)	(1.1)
Healthcare Realty Trust, Inc.	(4,397)	(122,369)	(1.9)
Healthcare Services Group, Inc.	(61,355)	(2,370,144)	(36.4)
Hess Corp.	(4,035)	(229,955)	(3.5)
The Howard Hughes Corp.	(9,320)	(1,260,996)	(19.3)
ICU Medical, Inc.	(63)	(15,857)	(0.2)
II-VI, Inc.	(45,551)	(1,735,493)	(26.6)
Invitation Homes, Inc.	(4,794)	(110,933)	(1.7)
JELD-WEN Holding, Inc.	(36,635)	(1,029,810)	(15.8)
John Bean Technologies Corp.	(5,836)	(628,829)	(9.6)
Lennar Corp.	(70,372)	(3,721,975)	(57.1)
Liberty Media Corp-Liberty Formula One	(10,756)	(317,517)	(4.9)

	Shares	Value	% of Basket Value
United States (continued)
Lowe’s Cos., Inc.	(13,215)	$(1,089,312)	(16.7)%
M&T Bank Corp.	(15,087)	(2,749,907)	(42.2)
Macquarie Infrastructure Corp.	(5,917)	(224,254)	(3.4)
MB Financial, Inc.	(4,054)	(172,781)	(2.7)
Microchip Technology, Inc.	(14,828)	(1,240,510)	(19.0)
Micron Technology, Inc.	(23,836)	(1,095,979)	(16.8)
Middleby Corp.	(14,618)	(1,839,529)	(28.2)
Navistar International Corp.	(476)	(16,570)	(0.3)
Netflix, Inc.	(3,752)	(1,172,350)	(18.0)
Nevro Corp.	(9,739)	(870,277)	(13.4)
New York Times Co.	(3,770)	(88,407)	(1.4)
Newell Rubbermaid, Inc.	(31,053)	(857,994)	(13.2)
NVIDIA Corp.	(1,795)	(403,696)	(6.2)
Old Republic International Corp.	(4,241)	(86,516)	(1.3)
PG&E Corp.	(15,749)	(726,029)	(11.1)
Qorvo, Inc.	(29,431)	(1,983,649)	(30.4)
RLJ Lodging Trust	(44,364)	(921,440)	(14.1)
Sabra Health Care REIT, Inc.	(112,382)	(2,057,714)	(31.6)
Sherwin-Williams Co.	(3,500)	(1,286,810)	(19.7)
Sterling Bancorp	(79,159)	(1,880,026)	(28.8)
Symantec Corp.	(92,569)	(2,572,493)	(39.5)
Syneos Health, Inc.	(1,925)	(73,343)	(1.1)
Tapestry, Inc.	(2,428)	(130,554)	(2.0)
Targa Resources Corp.	(64,347)	(3,022,379)	(46.4)
Teleflex, Inc.	(10,208)	(2,734,519)	(42.0)
Twenty-First Century Fox, Inc.	(2,519)	(92,095)	(1.4)
Twenty-First Century Fox, Inc.	(56,472)	(2,036,945)	(31.3)
Under Armour, Inc., Class A	(59,807)	(1,062,172)	(16.3)
Under Armour, Inc., Class C	(212,449)	(3,261,092)	(50.0)
United States Steel Corp.	(21,550)	(729,037)	(11.2)
Uniti Group, Inc.	(404,429)	(7,287,811)	(111.8)
Virtu Financial, Inc., Class A	(11,493)	(413,748)	(6.3)
WPX Energy, Inc.	(6,593)	(112,674)	(1.7)
Zimmer Biomet Holdings, Inc.	(388)	(44,686)	(0.7)

		(80,511,483)

Total Reference Entity — Short		(123,214,275)

Net Value of Reference Entity — Bank of America, N.A.		$6,517,883

8

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank A.G. as of April 30, 2018 expiration dates 06/04/18 — 02/20/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
Aristocrat Leisure Ltd.	2,411	$48,366	0.8%
Domain Holdings Australia, Ltd.	27,224	63,119	1.0
Oil Search Ltd.	5,807	34,163	0.6
Perpetual Ltd.	15,631	471,565	7.5
Platinum Asset Management Ltd.	16,321	69,231	1.1
Qantas Airways Ltd.	96,950	419,287	6.7

		1,105,731
Canada
BlackBerry Ltd.	7,355	76,990	1.2
CAE, Inc.	1,128	21,322	0.3
CGI Group, Inc., Class A	2,751	159,410	2.6
Enerplus Corp.	6,594	76,522	1.2
Parex Resources, Inc.	7,170	123,358	2.0
Quebecor, Inc., Class B	70,348	1,311,680	21.0

		1,769,282
Denmark
H Lundbeck A/S	380	22,014	0.4

Finland
Amer Sports OYJ	5,566	170,260	2.7
UPM-Kymmene OYJ	4,262	152,075	2.4

		322,335
France
Arkema SA	11,871	1,555,036	24.8
Christian Dior SE	355	149,583	2.4
Cie de Saint-Gobain	14,225	744,266	11.9
Cie Generale des Etablissements Michelin SCA	5,818	818,144	13.1
Dassault Systemes SA	615	79,698	1.3
Faurecia	20,038	1,636,280	26.1
Societe Television Francaise 1	471	5,888	0.1
Unibail-Rodamco SE	1,485	356,504	5.7
Veolia Environnement SA	5,310	125,627	2.0

		5,471,026
Germany
CANCOM SE	1,007	118,021	1.9
Deutsche Boerse AG	7,301	981,904	15.7
Deutsche Lufthansa AG, Registered Shares	24,046	698,902	11.2
Fresenius Medical Care AG & Co. KGaA	2,395	243,023	3.9
Hochtief AG	2,481	452,702	7.2

	Shares	Value	% of Basket Value
Germany (continued)
Linde AG	775	$166,835	2.7%
Puma SE	133	64,761	1.0
Rheinmetall AG	7,057	922,218	14.7
Sartorius AG	10	1,536	0.0
Siltronic AG	270	43,234	0.7
Software AG	406	19,958	0.3
Solarworld AG	10	4	0.0
Suedzucker AG	65,090	1,081,833	17.3
Wirecard AG	5,662	766,074	12.2

		5,561,005
Hong Kong
Haitong International Securities Group, Ltd.	86,000	50,132	0.8
Hutchison Telecommunications Hong Kong Holdings Ltd.	42,000	15,438	0.3
New World Development Co. Ltd.	13,000	19,065	0.3

		84,635
Italy
Azimut Holding SpA	8,017	168,316	2.7
Moncler SpA	12,175	548,750	8.8
Saipem SpA	9,218	35,206	0.5

		752,272
Japan
Aeon Co. Ltd.	2,700	53,952	0.9
Alfresa Holdings Corp.	7,000	154,448	2.5
Amada Holdings Co. Ltd.	40,500	486,174	7.8
Century Tokyo Leasing Corp.	3,900	242,791	3.9
CyberAgent, Inc.	300	16,478	0.3
Daicel Corp.	31,100	358,840	5.7
Dip Corp.	1,700	41,220	0.7
en-japan, Inc.	5,700	266,464	4.3
Fujitsu Ltd.	49,000	297,060	4.7
Hokuriku Electric Power Co.	149,300	1,523,541	24.3
Itochu Techno-Solutions Corp.	4,100	84,755	1.4
Kakaku.com, Inc.	1,600	30,503	0.5
Kirin Holdings Co. Ltd.	13,000	364,897	5.8
Kobayashi Pharmaceutical Co. Ltd.	3,300	278,454	4.4
Konami Holdings Corp.	6,700	329,031	5.3
Miraca Holdings, Inc.	11,800	459,373	7.3
Nihon M&A Center, Inc.	5,200	151,770	2.4
Nippon Shokubai Co. Ltd.	400	27,180	0.4
NOK Corp.	4,300	87,941	1.4
NTN Corp.	15,400	67,736	1.1
Shikoku Electric Power Co., Inc.	7,700	98,176	1.6
Sojitz Corp.	117,400	386,452	6.2
Sumitomo Chemical Co. Ltd.	9,000	51,495	0.8
Suruga Bank Ltd.	13,500	182,877	2.9
TIS, Inc.	700	27,769	0.4
Tokai Carbon Co. Ltd.	55,700	697,053	11.1
Tokyo Electric Power Co. Holdings, Inc.	15,600	74,158	1.2

9

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
Japan (continued)
Toyobo Co., Ltd.	17,500	$340,890	5.4%
Ulvac, Inc.	15,700	839,858	13.4
West Japan Railway Co.	500	35,341	0.6

		8,056,677
Netherlands
Aalberts Industries NV	270	13,294	0.2
BE Semiconductor Industries NV	1,029	71,117	1.1
Flow Traders	4,992	193,389	3.1
Koninklijke DSM NV	166	17,157	0.3
Koninklijke KPN NV	420,957	1,310,116	20.9

		1,605,073
Norway
Orkla ASA	31,368	290,317	4.6
TGS Nopec Geophysical Co. ASA	8,280	261,101	4.2

		551,418
Singapore
Venture Corp. Ltd.	24,100	376,949	6.0

Spain
Amadeus IT Group SA	6,455	470,955	7.5
Banco Bilbao Vizcaya Argentaria SA	62,145	502,881	8.1
Mediaset Espana Comunicacion SA	374,871	3,587,575	57.3

		4,561,411
Sweden
Electrolux AB, Class B	1,887	49,660	0.8
JM AB	3,583	70,887	1.1
NCC AB, B Shares	34,377	633,220	10.1
Securitas AB, Class B	10,022	161,938	2.6
SSAB AB, A Shares	20,489	115,845	1.9
Swedish Match AB	20,009	897,608	14.3

		1,929,158
Switzerland
Barry Callebaut AG, Registered Shares	175	314,174	5.0
Temenos Group AG	1,825	229,636	3.7

		543,810
United Arab Emirates
NMC Health PLC	4,682	228,777	3.7

United Kingdom
Ashmore Group PLC	56,722	320,447	5.1
Ashtead Group PLC	6,934	192,576	3.1
ASOS PLC	18,546	1,485,470	23.7
Auto Trader Group PLC	106,639	518,172	8.3
boohoo.com PLC	31,628	79,726	1.3
Carnival PLC	2,674	173,797	2.8
Derwent London PLC	5,095	223,465	3.6

	Shares	Value	% of Basket Value
United Kingdom (continued)
Dialog Semiconductor PLC	24,829	$528,574	8.4%
Direct Line Insurance Group PLC	109,824	564,307	9.0
Domino’s Pizza Group PLC	6,862	34,204	0.6
IG Group Holdings PLC	29,274	334,265	5.3
Legal & General Group PLC	116,743	432,385	6.9
Pennon Group PLC	6,346	60,295	1.0
Petrofac Ltd.	93,858	778,895	12.4
Tate & Lyle PLC	141,762	1,119,607	17.9
United Utilities Group PLC	8,737	89,094	1.4
William Hill PLC	285,481	1,148,251	18.3
WM Morrison Supermarkets PLC	96,644	322,323	5.2

		8,405,853

Total Reference Entity — Long		41,347,426

Reference Entity — Short

Australia
BHP Billiton, Ltd.	(17,685)	(412,578)	(6.6)
Boral Ltd.	(18,436)	(94,877)	(1.5)
Independence Group NL	(221,560)	(852,351)	(13.6)
TPG Telecom, Ltd.	(118,086)	(495,321)	(7.9)

		(1,855,127)
Austria
ams AG	(254)	(20,949)	(0.3)
Lenzing AG	(22,363)	(2,602,311)	(41.6)
Raiffeisen Bank International AG	(1,084)	(36,591)	(0.6)

		(2,659,851)
Belgium
bpost SA	(16,662)	(365,599)	(5.9)
Ontex Group NV	(5,305)	(135,980)	(2.2)
Umicore SA	(26,822)	(1,491,801)	(23.8)

		(1,993,380)
Canada
Atco Ltd. Class I, Class I	(1,486)	(44,964)	(0.7)
CCL Industries, Inc., Class B Class B	(4,422)	(214,496)	(3.4)
Cenovus Energy, Inc.	(48,659)	(487,367)	(7.8)
Emera, Inc.	(48,197)	(1,501,147)	(24.0)
Enbridge, Inc.	(10,148)	(307,376)	(4.9)
Saputo, Inc.	(7,790)	(252,578)	(4.0)
Stantec, Inc.	(637)	(16,209)	(0.3)

		(2,824,137)
Denmark
Ambu A/S	(17,860)	(414,195)	(6.6)

Finland
Konecranes OYJ	(36,735)	(1,498,140)	(24.0)

10

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
Finland (continued)
Metso OYJ	(41,046)	$(1,458,789)	(23.3)%

		(2,956,929)
France
Electricite de France SA	(9,285)	(130,303)	(2.1)
Elis SA	(1,163)	(27,815)	(0.5)
SPIE SA	(10,338)	(233,918)	(3.7)
Suez	(7,050)	(101,672)	(1.6)
Valeo SA	(2,006)	(134,119)	(2.1)

		(627,827)
Germany
Carl Zeiss Meditec AG	(1,134)	(77,126)	(1.2)
Fuchs Petrolub SE	(14,609)	(784,430)	(12.6)
GEA Group AG	(8,226)	(321,168)	(5.1)
Jungheinrich AG	(4,429)	(186,780)	(3.0)

		(1,369,504)
Ireland
Greencore Group PLC	(54,208)	(118,223)	(1.9)
Kingspan Group PLC	(12,012)	(543,963)	(8.7)

		(662,186)
Italy
Banca IFIS SpA	(7,295)	(287,407)	(4.6)
Unione di Banche Italiane SpA	(36,299)	(186,966)	(3.0)

		(474,373)
Japan
ASKUL Corp.	(900)	(28,300)	(0.4)
The Bank of Kyoto Ltd.	(400)	(24,046)	(0.4)
Daikyo, Inc.	(800)	(17,412)	(0.3)
Dainippon Sumitomo Pharma Co., Ltd.	(5,100)	(92,753)	(1.5)
Dowa Holdings Co., Ltd.	(2,000)	(75,162)	(1.2)
FANUC Corp.	(2,300)	(492,684)	(7.9)
Furukawa Electric Co., Ltd.	(500)	(24,570)	(0.4)
The Hachijuni Bank, Ltd.	(2,000)	(10,562)	(0.2)
Hankyu Hanshin Holdings, Inc.	(1,900)	(74,741)	(1.2)
Hikari Tsushin, Inc.	(2,700)	(437,681)	(7.0)
Isuzu Motors Ltd.	(1,300)	(19,844)	(0.3)
Kagome Co., Ltd.	(20,400)	(735,518)	(11.7)
Kansai Paint Co. Ltd.	(6,900)	(155,041)	(2.5)
Koito Manufacturing Co. Ltd.	(6,900)	(461,776)	(7.4)
Kusuri no Aoki Holdings Co., Ltd.	(3,400)	(233,208)	(3.7)
Kyudenko Corp.	(700)	(32,707)	(0.5)
Kyushu Financial Group, Inc.	(2,800)	(13,734)	(0.2)
Morinaga & Co., Ltd.	(2,000)	(97,394)	(1.6)
Nabtesco Corp.	(900)	(32,455)	(0.5)
Nidec Corp.	(24,900)	(3,895,410)	(62.2)
Nippon Paint Co. Ltd.	(11,800)	(481,667)	(7.7)
Ono Pharmaceutical Co. Ltd.	(13,700)	(316,679)	(5.1)
Oriental Land Co. Ltd.	(17,700)	(1,763,888)	(28.2)

	Shares	Value	% of Basket Value
Japan (continued)
Renesas Electronics Corp.	(136,400)	$(1,422,882)	(22.7)%
SBI Holdings, Inc.	(11,700)	(295,019)	(4.7)
Shimamura Co. Ltd.	(1,600)	(186,197)	(3.0)
SoftBank Group Corp.	(2,800)	(213,944)	(3.4)
Start Today Co., Ltd.	(9,300)	(268,528)	(4.3)
Sumitomo Metal Mining Co. Ltd.	(1,500)	(63,990)	(1.0)
TDK Corp.	(1,000)	(86,189)	(1.4)
Toridoll Holdings Corp.	(2,600)	(87,054)	(1.4)
Toshiba Corp.	(52,000)	(139,364)	(2.2)
TOTO Ltd.	(1,200)	(68,015)	(1.1)
Tsuruha Holdings, Inc.	(200)	(28,708)	(0.5)
Yamaha Corp.	(2,900)	(139,933)	(2.2)
Yokohama Rubber Co. Ltd.	(900)	(21,191)	(0.3)

		(12,538,246)
Luxembourg
B&M European Value Retail SA	(249,432)	(1,389,994)	(22.2)

Netherlands
GrandVision NV	(11,675)	(287,038)	(4.6)
Koninklijke Boskalis Westminster NV	(14,609)	(432,781)	(6.9)

		(719,819)
Norway
Schibsted ASA, — B Shares	(17,395)	(468,001)	(7.5)

Singapore
CapitaLand Commercial Trust	(30,300)	(41,396)	(0.7)
SembCorp Industries Ltd.	(6,900)	(15,975)	(0.2)

		(57,371)
Spain
Bankia SA	(3,958)	(17,366)	(0.3)
Gas Natural SDG SA	(1,651)	(41,618)	(0.6)

		(58,984)
Sweden
Getinge AB, Class B	(2,538)	(23,647)	(0.4)

United Kingdom
British American Tobacco PLC	(3,492)	(191,527)	(3.1)
IMI PLC	(27)	(405)	0.0
Kingfisher PLC	(186,732)	(778,753)	(12.4)
Micro Focus International PLC	(46,431)	(800,615)	(12.8)
Old Mutual PLC	(78,408)	(270,121)	(4.3)
Reckitt Benckiser Group PLC	(24,643)	(1,933,193)	(30.9)

		(3,974,614)
United States
Tahoe Resources, Inc.	(4,044)	(20,378)	(0.3)

Total Reference Entity — Short		(35,088,563)

Net Value of Reference Entity — Deutsche Bank A.G.		$6,258,863

11

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of April 30, 2018 expiration date 07/30/18:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
Aristocrat Leisure Ltd.	112,491	$2,256,634	39.3%
BlueScope Steel Ltd.	25,297	310,886	5.4
Domain Holdings Australia, Ltd.	63,163	146,442	2.5
Flight Centre Travel Group Ltd.	5,280	221,188	3.8
Oil Search Ltd.	8,002	47,076	0.8
Perpetual Ltd.	39,559	1,193,439	20.8
Platinum Asset Management Ltd.	195,840	830,725	14.5
Qantas Airways Ltd.	641,943	2,776,261	48.4
Whitehaven Coal Ltd.	505,436	1,742,874	30.4

		9,525,525
Canada
BlackBerry Ltd.	91,551	958,328	16.7
Canfor Corp.	2,521	57,903	1.0
Enerplus Corp.	109,446	1,270,100	22.1
Lundin Mining Corp.	9,313	61,654	1.1
Methanex Corp.	38,946	2,347,468	40.9
Norbord, Inc.	9,800	404,686	7.1
Parex Resources, Inc.	2,394	41,188	0.7
Peyto Exploration & Development Corp.	5,130	48,505	0.8
Quebecor, Inc., Class B	148,611	2,770,939	48.3

		7,960,771
Denmark
H Lundbeck A/S	969	56,136	1.0

Finland
Amer Sports OYJ	13,004	397,782	6.9
UPM-Kymmene OYJ	10,934	390,143	6.8

		787,925
France
Arkema SA	12,106	1,585,820	27.6
AXA SA	11,802	337,521	5.9
Capgemini SE	235	32,328	0.6
Christian Dior SE	708	298,322	5.2
Cie de Saint-Gobain	24,338	1,273,389	22.2
Cie Generale des Etablissements Michelin SCA	12,394	1,742,880	30.3
Faurecia	41,540	3,392,109	59.1
Societe Television Francaise 1	4,816	60,206	1.0

	Shares	Value	% of Basket Value
France (continued)
UbiSoft Entertainment SA	1,492	$142,558	2.5%

		8,865,133
Germany
BASF SE	3,676	382,464	6.7
CANCOM SE	2,166	253,857	4.4
Covestro AG	12,440	1,130,358	19.7
Delivery Hero AG	5,258	250,468	4.4
Deutsche Boerse AG	5,641	758,653	13.2
Deutsche Lufthansa AG, Registered Shares	89,402	2,598,488	45.3
Fresenius Medical Care AG & Co. KGaA	4,573	464,026	8.1
Hochtief AG	53,407	9,745,038	169.8
Linde AG	1,882	405,139	7.1
Puma SE	165	80,342	1.4
Rheinmetall AG	12,280	1,604,766	27.9
Sartorius AG	1,653	253,902	4.4
Siltronic AG	854	136,748	2.4
Suedzucker AG	249,208	4,141,980	72.1
Wirecard AG	7,399	1,001,092	17.4

		23,207,321
Hong Kong
Champion REIT	773,000	546,099	9.5
Haitong International Securities Group Ltd.	25,000	14,573	0.3
Hang Lung Properties Ltd.	13,000	30,765	0.5
Kerry Properties Ltd.	232,000	1,109,081	19.3

		1,700,518
Italy
Azimut Holding SpA	1,494	31,366	0.5
Ferrari NV	12,571	1,542,170	26.9
Moncler SpA	11,631	524,231	9.1
Saipem SpA	424,786	1,622,357	28.3

		3,720,124
Japan
Aica Kogyo Co., Ltd.	4,300	161,678	2.8
Alfresa Holdings Corp.	2,100	46,334	0.8
Amada Holdings Co. Ltd.	64,800	777,878	13.5
Century Tokyo Leasing Corp.	400	24,902	0.4
CyberAgent, Inc.	5,300	291,114	5.1
Daicel Corp.	56,800	655,372	11.4
Daiwa Securities Group, Inc.	100,000	613,454	10.7
en-japan, Inc.	2,700	126,220	2.2
Fujitsu Ltd.	13,000	78,812	1.4
Glory Ltd.	60,300	2,073,489	36.1
Gree, Inc.	46,500	256,927	4.5
Hokuriku Electric Power Co.	129,200	1,318,429	23.0
Itochu Techno-Solutions Corp.	4,900	101,293	1.8
JTEKT Corp.	73,900	1,195,712	20.8

12

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
Japan (continued)
Kirin Holdings Co. Ltd.	9,100	$255,428	4.4%
Kobayashi Pharmaceutical Co. Ltd.	200	16,876	0.3
Konami Holdings Corp.	5,300	260,278	4.5
Mazda Motor Corp.	2,800	38,931	0.7
Miraca Holdings, Inc.	29,900	1,164,005	20.3
Mitsubishi Estate Co. Ltd.	8,000	146,180	2.5
Mitsubishi Tanabe Pharma Corp.	2,100	39,886	0.7
Nagase & Co. Ltd.	1,300	22,200	0.4
Nihon M&A Center, Inc.	5,300	154,689	2.7
Nippon Kayaku Co. Ltd.	160,900	2,013,303	35.1
NOK Corp.	3,200	65,444	1.1
NTN Corp.	40,200	176,818	3.1
Pola Orbis Holdings, Inc.	8,100	353,399	6.2
Shikoku Electric Power Co., Inc.	58,700	748,432	13.0
Sojitz Corp.	179,100	589,554	10.3
Sumitomo Chemical Co. Ltd.	11,000	62,938	1.1
Sumitomo Mitsui Financial Group, Inc.	97,700	4,071,964	70.9
Suruga Bank Ltd.	35,400	479,544	8.4
Suzuki Motor Corp.	6,200	333,237	5.8
TIS, Inc.	5,500	218,181	3.8
Tokai Carbon Co. Ltd.	65,400	818,442	14.3
Tokyo Electric Power Co. Holdings, Inc.	100,100	475,850	8.3
Toppan Forms Co. Ltd.	22,600	252,446	4.4
Toyobo Co., Ltd.	23,400	455,819	7.9
Ulvac, Inc.	35,800	1,915,091	33.4
West Japan Railway Co.	500	35,341	0.6
Yahoo! Japan Corp.	73,300	301,239	5.2
Zeon Corp.	17,300	223,417	3.9

		23,410,546
Netherlands
Aalberts Industries NV	5,969	293,895	5.1
BE Semiconductor Industries NV	39,568	2,734,670	47.7
Flow Traders	7,148	276,912	4.8
Koninklijke DSM NV	1,455	150,378	2.6
Koninklijke KPN NV	1,388,410	4,321,056	75.3

		7,776,911
New Zealand
a2 Milk Co., Ltd.	29,897	254,082	4.4

Norway
Aker BP ASA	7,628	250,195	4.3
Orkla ASA	12,197	112,885	2.0
TGS Nopec Geophysical Co. ASA	48,427	1,527,093	26.6

		1,890,173
Singapore
Venture Corp. Ltd.	35,800	559,950	9.8

Spain
Amadeus IT Group SA	3,888	283,668	4.9

	Shares	Value	% of Basket Value
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	121,871	$986,186	17.2%
Mediaset Espana Comunicacion SA	288,974	2,765,527	48.2

		4,035,381
Sweden
JM AB	46,449	918,963	16.0
NCC AB, B Shares	55,761	1,027,110	17.9
Securitas AB, Class B	2,194	35,451	0.6
SKF AB, Class B	7,510	152,039	2.7
SSAB AB, A Shares	100,542	568,468	9.9
Svenska Cellulosa AB SCA, B Shares	351,450	3,892,190	67.8
Swedish Match AB	71,232	3,195,482	55.7

		9,789,703
Switzerland
Barry Callebaut AG, Registered Shares	932	1,673,199	29.1
Bucher Industries AG, Registered Shares	1,531	561,087	9.8
Georg Fischer AG, Registered Shares	1,805	2,243,718	39.1
Temenos Group AG	187	23,530	0.4

		4,501,534
United Arab Emirates
NMC Health PLC	448	21,891	0.4

United Kingdom
Ashmore Group PLC	123,010	694,935	12.1
Ashtead Group PLC	15,241	423,284	7.4
ASOS PLC	15,445	1,237,090	21.6
Auto Trader Group PLC	373,499	1,814,877	31.6
British Land Co. PLC	12,093	111,678	1.9
Derwent London PLC	4,962	217,631	3.8
Dialog Semiconductor PLC	95,991	2,043,512	35.6
Direct Line Insurance Group PLC	404,997	2,080,989	36.3
Domino’s Pizza Group PLC	93,744	467,269	8.1
Experian PLC	5,144	117,860	2.1
G4S PLC	95,295	338,557	5.9
IG Group Holdings PLC	79,547	908,307	15.8
Inmarsat PLC	134,880	696,826	12.1
JD Sports Fashion PLC	105,753	567,293	9.9
Legal & General Group PLC	271,588	1,005,890	17.5
Moneysupermarket.com Group PLC	85,554	352,392	6.1
Pennon Group PLC	84,259	800,563	14.0
Petrofac Ltd.	137,764	1,143,256	19.9
Schroders PLC	9,541	431,640	7.5
Severn Trent PLC	42,730	1,137,804	19.8
Tate & Lyle PLC	105,694	834,749	14.5
William Hill PLC	31,256	125,717	2.2

13

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
United Kingdom (continued)
WM Morrison Supermarkets PLC	1,362,411	$4,543,863	79.2%

		22,095,982
United States
Sims Metal Management Ltd.	35,732	431,846	7.5

Total Reference Entity — Long		130,591,452

Reference Entity — Short

Australia
BHP Billiton, Ltd.	(1,705)	(39,776)	(0.7)
Boral Ltd.	(595,285)	(3,063,507)	(53.4)
Healthscope Ltd.	(782,145)	(1,425,016)	(24.8)
Independence Group NL	(1,626,105)	(6,255,699)	(109.0)
Macquarie Atlas Roads Group	(1,157,792)	(5,598,116)	(97.5)
Newcrest Mining, Ltd.	(125,199)	(1,984,397)	(34.6)
OceanaGold Corp.	(108,380)	(292,064)	(5.1)
Vocus Communications Ltd.	(529,466)	(973,077)	(16.9)
Wesfarmers, Ltd.	(10,919)	(359,231)	(6.2)

		(19,990,883)
Austria
ams AG	(11,514)	(949,639)	(16.5)
Lenzing AG	(12,897)	(1,500,783)	(26.2)
S&T AG	(1,319)	(33,859)	(0.6)

		(2,484,281)
Belgium
bpost SA	(28,784)	(631,581)	(11.0)
Ontex Group NV	(80,422)	(2,061,419)	(35.9)
Umicore SA	(21,851)	(1,215,321)	(21.2)

		(3,908,321)
Canada
Alimentation Couche-Tard, Inc., Class B	(84,829)	(3,667,478)	(63.9)
Atco Ltd. Class I, Class I	(5,525)	(167,176)	(2.9)
CCL Industries, Inc., Class B Class B	(6,117)	(296,715)	(5.2)
Cenovus Energy, Inc.	(196,406)	(1,967,196)	(34.3)
Enbridge, Inc.	(69,568)	(2,107,169)	(36.7)
First Quantum Minerals Ltd.	(93,636)	(1,349,169)	(23.5)
Ivanhoe Mines Ltd., Class A	(219,366)	(452,759)	(7.9)
Pretium Resources, Inc.	(73,203)	(492,600)	(8.6)
Ritchie Bros Auctioneers, Inc.	(54,440)	(1,779,121)	(31.0)
Saputo, Inc.	(20,881)	(677,033)	(11.8)
SNC-Lavalin Group, Inc.	(46,571)	(2,041,732)	(35.5)
Stantec, Inc.	(7,081)	(180,175)	(3.1)

		(15,178,323)
Denmark
Ambu A/S	(13,223)	(306,657)	(5.3)
Chr Hansen Holding A/S	(3,295)	(298,688)	(5.2)

	Shares	Value	% of Basket Value
Denmark (continued)
SimCorp A/S	(3,232)	$(234,318)	(4.1)%

		(839,663)
Finland
Konecranes OYJ	(30,948)	(1,262,133)	(22.0)
Metso OYJ	(14,931)	(530,653)	(9.2)
Outokumpu OYJ	(178,868)	(1,157,594)	(20.2)

		(2,950,380)
France
Bollore SA	(3,649)	(18,016)	(0.3)
Electricite de France SA	(45,456)	(637,916)	(11.1)
Elis SA	(160,920)	(3,848,610)	(67.1)
Lagardere SCA	(7,837)	(224,147)	(3.9)
SPIE SA	(11,100)	(251,160)	(4.4)
Suez	(66,580)	(960,189)	(16.7)
Valeo SA	(1,532)	(102,428)	(1.8)

		(6,042,466)
Germany
Carl Zeiss Meditec AG	(2,158)	(146,770)	(2.5)
Deutsche Bank AG	(225,315)	(3,080,356)	(53.7)
Drillisch AG	(4,787)	(346,114)	(6.0)
Evotec AG	(1,195)	(19,285)	(0.3)
Fuchs Petrolub SE	(48,117)	(2,583,642)	(45.0)
GEA Group AG	(199,974)	(7,807,609)	(136.0)
Jungheinrich AG	(3,482)	(146,843)	(2.6)
KION Group AG	(8,046)	(670,672)	(11.7)
ThyssenKrupp AG	(45,405)	(1,181,016)	(20.6)
Zalando SE	(32,459)	(1,670,231)	(29.1)

		(17,652,538)
Ireland
Greencore Group PLC	(1,486,826)	(3,242,622)	(56.5)
Kingspan Group PLC	(20,922)	(947,453)	(16.5)

		(4,190,075)
Italy
Banca IFIS SpA	(7,521)	(296,311)	(5.1)
Banco BPM SpA	(152,976)	(554,896)	(9.7)
UniCredit SpA	(8,734)	(189,352)	(3.3)
Unione di Banche Italiane SpA	(80,009)	(412,104)	(7.2)

		(1,452,663)
Japan
Ariake Japan Co., Ltd.	(200)	(17,156)	(0.3)
The Bank of Kyoto Ltd.	(600)	(36,069)	(0.6)
Daikyo, Inc.	(1,300)	(28,294)	(0.5)
Dainippon Sumitomo Pharma Co., Ltd.	(1,700)	(30,918)	(0.5)
Dowa Holdings Co. Ltd.	(4,500)	(169,113)	(2.9)
FamilyMart UNY Holdings Co. Ltd.	(7,200)	(700,790)	(12.2)
FANUC Corp.	(1,500)	(321,316)	(5.6)

14

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
Japan (continued)
GMO Payment Gateway, Inc.	(800)	$(79,168)	(1.4)%
Hachijuni Bank, Ltd.	(42,200)	(222,857)	(3.9)
Hankyu Hanshin Holdings, Inc.	(2,700)	(106,211)	(1.9)
Hikari Tsushin, Inc.	(900)	(145,894)	(2.5)
Japan Lifeline Co., Ltd.	(31,840)	(932,770)	(16.3)
Kagome Co., Ltd.	(21,500)	(775,179)	(13.5)
Kansai Paint Co. Ltd.	(4,700)	(105,608)	(1.8)
Koito Manufacturing Co. Ltd.	(30,500)	(2,041,182)	(35.6)
Kusuri no Aoki Holdings Co., Ltd.	(400)	(27,436)	(0.5)
Kyushu Financial Group, Inc.	(45,000)	(220,723)	(3.8)
Mitsubishi UFJ Financial Group, Inc.	(18,300)	(122,635)	(2.1)
Mixi, Inc.	(7,000)	(230,068)	(4.0)
Morinaga & Co., Ltd.	(5,100)	(248,354)	(4.3)
Nabtesco Corp.	(2,500)	(90,152)	(1.6)
Nidec Corp.	(2,200)	(344,173)	(6.0)
Nippon Paint Co. Ltd.	(70,600)	(2,881,837)	(50.2)
Nishi-Nippon Railroad Co., Ltd.	(1,500)	(41,652)	(0.7)
Ono Pharmaceutical Co. Ltd.	(16,700)	(386,025)	(6.7)
Renesas Electronics Corp.	(106,100)	(1,106,802)	(19.3)
SBI Holdings, Inc.	(6,600)	(166,421)	(2.9)
Shimamura Co. Ltd.	(1,900)	(221,109)	(3.9)
SoftBank Group Corp.	(7,800)	(595,988)	(10.4)
Sotetsu Holdings, Inc.	(700)	(20,054)	(0.4)
Start Today Co., Ltd.	(23,300)	(672,763)	(11.7)
Sumitomo Metal Mining Co. Ltd.	(30,000)	(1,279,810)	(22.3)
Tokyo Gas Co., Ltd.	(2,600)	(69,772)	(1.2)
Toridoll Holdings Corp.	(7,600)	(254,466)	(4.4)
Toshiba Corp.	(253,000)	(678,061)	(11.8)
TOTO Ltd.	(300)	(17,004)	(0.3)
Tsuruha Holdings, Inc.	(300)	(43,062)	(0.8)
Welcia Holdings Co., Ltd.	(2,700)	(138,660)	(2.4)
Yamaha Corp.	(600)	(28,952)	(0.5)

		(15,598,504)
Luxembourg
B&M European Value Retail SA	(613,954)	(3,421,343)	(59.6)

Netherlands
GrandVision NV	(14,165)	(348,257)	(6.1)

	Shares	Value	% of Basket Value
Netherlands (continued)
Koninklijke Boskalis Westminster NV	(50,295)	$(1,489,952)	(25.9)%

		(1,838,209)
New Zealand
Mercury NZ, Ltd.	(102,867)	(230,202)	(4.0)

Norway
Schibsted ASA, — B Shares	(62,439)	(1,679,879)	(29.3)

Portugal
EDP — Energias de Portugal SA	(395,983)	(1,469,082)	(25.6)

Singapore
CapitaLand Commercial Trust	(106,000)	(144,817)	(2.5)
SembCorp Industries Ltd.	(645,000)	(1,485,706)	(25.9)
Singapore Press Holdings, Ltd.	(166,800)	(340,845)	(6.0)

		(1,971,368)
Spain
Gamesa Corp. Tecnologica SA	(104,152)	(1,783,556)	(31.1)
Gas Natural SDG SA	(792)	(19,964)	(0.3)

		(1,803,520)
Sweden
Getinge AB, Class B	(19,574)	(182,371)	(3.2)
Nibe Industrier AB, — B Shares	(418,830)	(4,267,443)	(74.3)

		(4,449,814)
Switzerland
Credit Suisse Group AG	(7,201)	(121,454)	(2.1)
Vifor Pharma AG	(5,863)	(925,247)	(16.1)

		(1,046,701)
United Kingdom
Barclays PLC	(26,818)	(76,461)	(1.3)
British American Tobacco PLC	(61,704)	(3,384,309)	(59.0)
BT Group PLC	(26,072)	(89,536)	(1.6)
Capita PLC	(88,443)	(233,230)	(4.1)
Cobham PLC	(142,690)	(225,361)	(3.9)
Daily Mail & General Trust PLC	(370,088)	(3,437,803)	(59.9)
IMI PLC	(14,888)	(223,142)	(3.9)
Kingfisher PLC	(4,375)	(18,245)	(0.3)
Micro Focus International PLC	(71,335)	(1,230,037)	(21.4)
Old Mutual PLC	(86,874)	(299,287)	(5.2)
Prudential PLC	(72,628)	(1,867,558)	(32.5)
Reckitt Benckiser Group PLC	(55,068)	(4,319,973)	(75.3)
Royal Bank of Scotland Group PLC	(55,027)	(203,776)	(3.5)
Sports Direct International PLC	(188,515)	(1,043,956)	(18.2)

		(16,652,674)

Total Reference Entity — Short		(124,850,889)

Net Value of Reference Entity — UBS AG		$5,740,563

15

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2018 expiration dates 05/21/18 — 03/17/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Australia
Aristocrat Leisure Ltd.	71,713	$1,438,604	20.9%
CSR Ltd.	82,004	346,006	5.0
Domain Holdings Australia, Ltd.	9,664	22,406	0.3
Oil Search Ltd.	113,386	667,057	9.7
Perpetual Ltd.	10,440	314,960	4.6
Platinum Asset Management Ltd.	24,973	105,932	1.5
Qantas Airways Ltd.	82,288	355,877	5.2
Whitehaven Coal Ltd.	156,001	537,932	7.8

		3,788,774
Bermuda
Liberty Latin America, Ltd., Class A Class A	2	37	0.0

Canada
BlackBerry Ltd.	12,985	135,923	2.0
CGI Group, Inc., Class A	5,969	345,881	5.0
Methanex Corp.	19,644	1,184,041	17.2
Norbord, Inc.	1,748	72,183	1.0
Quebecor, Inc., Class B	41,735	778,173	11.3
WSP Global, Inc.	5,113	253,151	3.7

		2,769,352
Denmark
Carlsberg A/S, Class B	53,988	6,037,570	87.6

Finland
Amer Sports OYJ	63,699	1,948,502	28.3

France
Arkema SA	18,871	2,471,998	35.9
Cie de Saint-Gobain	47,949	2,508,740	36.4
Cie Generale des Etablissements Michelin SCA	32,151	4,521,166	65.6
Faurecia	23,895	1,951,239	28.3
Societe Television Francaise 1	246	3,075	0.0
Unibail-Rodamco SE	1,214	291,445	4.2

		11,747,663
Germany
Deutsche Boerse AG	960	129,109	1.9
Deutsche Lufthansa AG, Registered Shares	173,308	5,037,234	73.1
Fresenius Medical Care AG & Co. KGaA	2,111	214,850	3.1
Siltronic AG	324	52,312	0.8
Suedzucker AG	66,283	1,101,662	16.0

	Shares	Value	% of Basket Value
Germany (continued)
Wirecard AG	2,822	$381,819	5.5%

		6,916,986
Hong Kong
Hang Lung Properties Ltd.	49,000	115,962	1.7
Kerry Properties Ltd.	85,500	408,735	5.9
Melco Resorts & Entertainment Ltd. — ADR	4,887	152,523	2.2

		677,220
Ireland
Allegion PLC	4,914	379,263	5.5
ICON PLC	1,137	133,745	1.9

		513,008
Israel
Wix.com Ltd.	8,486	697,973	10.1

Italy
Azimut Holding SpA	788	16,544	0.2
Ferrari NV	2,810	344,722	5.0
Saipem SpA	44,844	171,270	2.5

		532,536
Japan
Aica Kogyo Co., Ltd.	1,900	71,439	1.0
Alfresa Holdings Corp.	3,300	72,811	1.1
Amada Holdings Co. Ltd.	48,500	582,208	8.4
Astellas Pharma, Inc.	37,800	552,872	8.0
Daicel Corp.	23,600	272,303	4.0
Daiwa Securities Group, Inc.	38,000	233,112	3.4
en-japan, Inc.	2,000	93,496	1.4
Glory Ltd.	4,100	140,984	2.0
Gree, Inc.	12,900	71,277	1.0
Hokuriku Electric Power Co.	42,600	434,714	6.3
Itochu Techno-Solutions Corp.	2,200	45,478	0.7
JTEKT Corp.	145,000	2,346,120	34.0
Konami Holdings Corp.	3,000	147,327	2.1
Mazda Motor Corp.	23,900	332,303	4.8
Miraca Holdings, Inc.	1,400	54,502	0.8
Mitsubishi Estate Co. Ltd.	5,100	93,190	1.4
Nagase & Co. Ltd.	22,600	385,944	5.6
NTN Corp.	31,800	139,871	2.0
Sojitz Corp.	140,000	460,846	6.7
Sumitomo Chemical Co. Ltd.	56,000	320,412	4.7
Sumitomo Mitsui Financial Group, Inc.	25,200	1,050,292	15.2
Suruga Bank Ltd.	1,400	18,965	0.3
Suzuki Motor Corp.	7,200	386,984	5.6
TIS, Inc.	2,900	115,041	1.7
Tokai Carbon Co. Ltd.	6,800	85,098	1.2
Toppan Forms Co. Ltd.	39,400	440,105	6.4
Toyobo Co., Ltd.	15,800	307,775	4.5

16

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
Japan (continued)
Ulvac, Inc.	9,200	$492,146	7.1%

		9,747,615
Netherlands
BE Semiconductor Industries NV	42,876	2,963,296	43.0
Flow Traders	1,080	41,839	0.6
Koninklijke DSM NV	103,067	10,652,259	154.5
Koninklijke KPN NV	723,188	2,250,730	32.7

		15,908,124
Norway
TGS Nopec Geophysical Co. ASA	82,241	2,593,380	37.6

Singapore
Venture Corp. Ltd.	39,800	622,514	9.0

Spain
Amadeus IT Group SA	7,483	548,513	8.0
Atlantica Yield PLC	83,932	1,686,194	24.5
Mediaset Espana Comunicacion SA	52,015	497,792	7.2

		2,732,499
Sweden
Electrolux AB, Class B	2,403	63,474	0.9
JM AB	18,260	361,262	5.3
NCC AB, B Shares	8,569	157,840	2.3
SSAB AB, A Shares	28,146	159,138	2.3
Svenska Cellulosa AB SCA, B Shares	249,505	2,763,184	40.1
Swedish Match AB	57,618	2,584,755	37.5
Volvo AB, Class B	251,866	4,268,214	61.9

		10,357,867
Switzerland
Barry Callebaut AG, Registered Shares	600	1,077,167	15.6
Bucher Industries AG, Registered Shares	202	74,030	1.1
Georg Fischer AG, Registered Shares	1,670	2,075,905	30.1
TE Connectivity Ltd.	98,881	9,072,332	131.6

		12,299,434
Switzerland
Transocean Ltd.	23,973	296,546	4.3

United Kingdom
Ashmore Group PLC	64,002	361,574	5.2
ASOS PLC	16,805	1,346,022	19.5
Auto Trader Group PLC	77,787	377,976	5.5
boohoo.com PLC	34,124	86,112	1.3
Carnival PLC	79,818	5,187,796	75.3
Coca-Cola European Partners PLC	13,334	522,693	7.6

	Shares	Value	% of Basket Value
United Kingdom (continued)
Dialog Semiconductor PLC	56,699	$1,207,041	17.5%
Direct Line Insurance Group PLC	125,678	645,769	9.4
Experian PLC	214,847	4,922,611	71.4
G4S PLC	241,335	857,396	12.4
IG Group Holdings PLC	128,582	1,468,213	21.3
Inmarsat PLC	111,121	574,081	8.3
InterContinental Hotels Group PLC	95,310	6,013,240	87.2
International Game Technology PLC	1,431	40,454	0.6
Intertek Group PLC	37,758	2,538,970	36.8
J. Sainsbury PLC	444,695	1,886,914	27.4
JD Sports Fashion PLC	345,817	1,855,072	26.9
Legal & General Group PLC	30,242	112,008	1.6
Moneysupermarket.com Group PLC	20,926	86,193	1.3
Petrofac Ltd.	152,650	1,266,790	18.4
Schroders PLC	46,803	2,117,392	30.7
Severn Trent PLC	997	26,548	0.4
STERIS PLC	1,290	121,931	1.8
Tate & Lyle PLC	70,760	558,848	8.1
William Hill PLC	79,880	321,290	4.7
WM Morrison Supermarkets PLC	1,389,248	4,633,369	67.2

		39,136,303
United States
Abbott Laboratories	6,746	392,145	5.7
ABIOMED, Inc.	839	252,497	3.7
Accenture PLC, Class A	5,717	864,410	12.5
Adobe Systems, Inc.	13,580	3,009,328	43.7
Affiliated Managers Group, Inc.	500	82,430	1.2
Agilent Technologies, Inc.	127,529	8,383,756	121.6
Alliance Data Systems Corp.	294	59,697	0.9
American Financial Group, Inc.	232	26,267	0.4
AMETEK, Inc.	42,476	2,964,825	43.0
Antero Resources Corp.	20,782	394,858	5.7
Applied Materials, Inc.	54,332	2,698,670	39.2
Arthur J Gallagher & Co.	9,190	643,208	9.3
ASGN, Inc.	1,037	83,613	1.2
Avery Dennison Corp.	1,363	142,856	2.1
BorgWarner, Inc.	71,556	3,501,951	50.8
Boston Properties, Inc.	2,590	314,452	4.6
Brandywine Realty Trust	1,195	19,251	0.3
Bristol-Myers Squibb Co.	72,686	3,789,121	55.0
Broadridge Financial Solutions, Inc.	9,099	975,504	14.2
Brown-Forman Corp., Class B	58,828	3,296,721	47.8
Burlington Stores, Inc.	1,463	198,749	2.9
Cabot Corp.	43,166	2,411,253	35.0
Cabot Oil & Gas Corp.	21,192	506,701	7.4
Cardinal Health, Inc.	2,218	142,329	2.1
Carnival Corp.	82,770	5,219,476	75.7
CDW Corp.	2,947	210,092	3.0

17

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
United States (continued)
Celanese Corp., Series A	7,644	$830,674	12.1%
Cigna Corp.	2,690	462,196	6.7
Cinemark Holdings, Inc.	27,772	1,087,829	15.8
Cirrus Logic, Inc.	8,106	295,626	4.3
Citizens Financial Group, Inc.	24,247	1,006,008	14.6
Comcast Corp., Class A	24,519	769,651	11.2
ConocoPhillips	39,415	2,581,683	37.5
Copart, Inc.	4,898	250,190	3.6
Cornerstone OnDemand, Inc.	2,173	95,895	1.4
Crane Co.	733	61,308	0.9
Crimson Wine Group Ltd.	1	9	0.0
Dana, Inc.	1,784	42,334	0.6
Danaher Corp.	25,737	2,581,936	37.5
Darden Restaurants, Inc.	10,213	948,379	13.8
Domino’s Pizza, Inc.	9,899	2,392,885	34.7
Dun & Bradstreet Corp.	8,645	996,855	14.5
Eastman Chemical Co.	10,309	1,052,343	15.3
Eaton Corp. PLC	458	34,364	0.5
eBay, Inc.	11,474	434,635	6.3
Estee Lauder Cos., Inc., Class A	4,466	661,370	9.6
First American Financial Corp.	11,054	564,970	8.2
Flowers Foods, Inc.	38,286	865,646	12.6
Fortune Brands Home & Security, Inc.	14,552	795,849	11.5
Garmin Ltd.	4,527	265,599	3.9
GATX Corp.	1,018	66,414	1.0
GoDaddy, Inc., Class A	3,931	253,785	3.7
H&R Block, Inc.	101,768	2,813,885	40.8
HD Supply Holdings, Inc.	75,968	2,940,721	42.7
HEICO Corp.	3,548	311,692	4.5
Helmerich & Payne, Inc.	3,053	212,336	3.1
Hill-Rom Holdings, Inc.	11,977	1,027,986	14.9
Humana, Inc.	11,402	3,354,240	48.7
Huntsman Corp.	85,776	2,553,552	37.0
IDACORP, Inc.	6,054	563,022	8.2
IDEXX Laboratories, Inc.	1,804	350,860	5.1
Ingersoll-Rand PLC	47,964	4,023,700	58.4
Insperity, Inc.	4,761	382,070	5.5
InterDigital, Inc.	48,036	3,576,280	51.9
Interpublic Group of Cos., Inc.	27,677	652,900	9.5
Jabil, Inc.	12,189	324,227	4.7
Johnson & Johnson	23,082	2,919,642	42.4
Jones Lang LaSalle, Inc.	16,886	2,862,346	41.5
Kellogg Co.	60,861	3,584,713	52.0
Kohl’s Corp.	127,058	7,892,843	114.5
Landstar System, Inc.	48,221	4,901,665	71.1
Legg Mason, Inc.	30,050	1,192,985	17.3
Lincoln National Corp.	3,973	280,653	4.1
Lithia Motors, Inc., Class A	21,216	2,033,766	29.5
Marathon Petroleum Corp.	75,456	5,652,409	82.0
Mettler-Toledo International, Inc.	751	420,507	6.1
Morgan Stanley	5,092	262,849	3.8
Motorola Solutions, Inc.	1,325	145,525	2.1

	Shares	Value	% of Basket Value
United States (continued)
Murphy Oil Corp.	33,965	$1,022,686	14.8%
Murphy USA, Inc.	1,101	68,890	1.0
National Instruments Corp.	1,385	56,633	0.8
National Retail Properties, Inc.	2,926	111,305	1.6
New Relic, Inc.	4,517	315,693	4.6
Nordstrom, Inc.	14,513	733,777	10.6
Nuance Communications, Inc.	1,676	24,671	0.4
ON Semiconductor Corp.	10,674	235,682	3.4
OneMain Holdings, Inc.	575	17,739	0.3
Outfront Media, Inc.	4,504	84,450	1.2
Owens Corning	79,892	5,232,127	75.9
Perrigo Co. PLC	2,502	195,506	2.8
Pinnacle West Capital Corp.	27,343	2,201,112	31.9
PPL Corp.	10,584	307,994	4.5
Prologis, Inc.	22,354	1,450,998	21.1
Prudential Financial, Inc.	439	46,674	0.7
Quest Diagnostics, Inc.	83,376	8,437,651	122.4
Republic Services, Inc.	24,751	1,600,895	23.2
Robert Half International, Inc.	2,098	127,454	1.8
Royal Caribbean Cruises Ltd.	1,080	116,845	1.7
RPC, Inc.	7,008	126,214	1.8
Ryder System, Inc.	78,731	5,308,831	77.0
S&P Global, Inc.	8,897	1,677,974	24.3
Simon Property Group, Inc.	25,835	4,039,044	58.6
Sims Metal Management Ltd.	554	6,695	0.1
Snap-on, Inc.	733	106,468	1.5
Sotheby’s	26,342	1,390,858	20.2
Sprint Corp.	75,662	424,464	6.2
SS&C Technologies Holdings, Inc.	30,375	1,508,119	21.9
Stryker Corp.	2,249	381,026	5.5
SYNNEX Corp.	202	20,234	0.3
Synopsys, Inc.	4,856	415,237	6.0
Tableau Software, Inc., Class A	2,459	209,138	3.0
Taylor Morrison Home Corp., Class A	4,750	112,860	1.6
Telephone & Data Systems, Inc.	74,556	2,037,616	29.6
Tenneco, Inc.	62,796	2,806,353	40.7
Teradata Corp.	27,651	1,131,479	16.4
Terex Corp.	41,597	1,519,122	22.0
Trinseo SA	13,282	968,922	14.1
Twilio, Inc., Class A	11,742	495,630	7.2
Twitter, Inc.	43,698	1,324,486	19.2
UGI Corp.	2,264	109,555	1.6
Ultimate Software Group, Inc.	208	49,903	0.7
Unum Group	383	18,530	0.3
Urban Outfitters, Inc.	21,458	864,114	12.5
Varian Medical Systems, Inc.	865	99,985	1.4
Veeva Systems, Inc., Class A	7,832	549,258	8.0
Ventas, Inc.	13,281	682,909	9.9
VeriSign, Inc.	35,714	4,193,538	60.8
Visa, Inc., Class A	14,190	1,800,427	26.1
Vishay Intertechnology, Inc.	42,784	755,138	11.0
VMware, Inc., Class A	19,135	2,549,930	37.0

18

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
United States (continued)
W.W. Grainger, Inc.	159	$44,735	0.6%
WellCare Health Plans, Inc.	15,087	3,095,249	44.9
Western Union Co.	116,702	2,304,865	33.4
Westlake Chemical Corp.	2,352	251,593	3.6
Williams-Sonoma, Inc.	1,065	50,907	0.7
Wolverine World Wide, Inc.	6,554	196,358	2.8
WR Grace & Co.	3,261	223,183	3.2
XPO Logistics, Inc.	2,278	221,330	3.2
Yelp, Inc.	602	27,000	0.4
Zendesk, Inc.	5,065	246,919	3.6
Zoetis, Inc.	102,644	8,568,721	124.3

		190,523,666

Total Reference Entity — Long		319,847,569

Reference Entity — Short

Australia
BHP Billiton, Ltd.	(46,191)	(1,077,601)	(15.7)
Boral Ltd.	(311,021)	(1,600,603)	(23.2)
Healthscope Ltd.	(186,198)	(339,240)	(4.9)
Macquarie Atlas Roads Group	(392,161)	(1,896,164)	(27.5)
Newcrest Mining, Ltd.	(106,917)	(1,694,629)	(24.6)

		(6,608,237)
Austria
ams AG	(24,258)	(2,000,725)	(29.0)
Lenzing AG	(23,485)	(2,732,874)	(39.6)
Raiffeisen Bank International AG	(99,344)	(3,353,461)	(48.7)
Wienerberger AG	(13,580)	(342,188)	(5.0)

		(8,429,248)
Belgium
bpost SA	(4,148)	(91,016)	(1.3)
Ontex Group NV	(9,029)	(231,436)	(3.4)
Umicore SA	(21,304)	(1,184,897)	(17.2)

		(1,507,349)
Canada
Enbridge, Inc.	(83,479)	(2,528,524)	(36.7)
Ivanhoe Mines Ltd., Class A	(76,806)	(158,523)	(2.3)
Saputo, Inc.	(24,799)	(804,068)	(11.6)

		(3,491,115)
Denmark
Ambu A/S	(9,857)	(228,596)	(3.3)
DONG Energy A/S	(6,479)	(426,548)	(6.2)

		(655,144)
Finland
Konecranes OYJ	(58,316)	(2,378,265)	(34.5)
Metso OYJ	(21,067)	(748,728)	(10.9)

		(3,126,993)

	Shares	Value	% of Basket Value
France
Bollore SA	(221)	$(1,091)	0.0%
Electricite de France SA	(13,193)	(185,147)	(2.7)
Elis SA	(196,870)	(4,708,400)	(68.3)
SPIE SA	(1,874)	(42,403)	(0.6)
Suez	(134,456)	(1,939,069)	(28.1)

		(6,876,110)
Germany
Carl Zeiss Meditec AG	(979)	(66,584)	(1.0)
Deutsche Bank AG	(240,505)	(3,288,024)	(47.7)
Drillisch AG	(2,894)	(209,245)	(3.0)
Evotec AG	(8,127)	(131,155)	(1.9)
Fuchs Petrolub SE	(1,065)	(57,185)	(0.8)
KION Group AG	(33,277)	(2,773,793)	(40.3)
Zalando SE	(19,077)	(981,638)	(14.2)

		(7,507,624)
Hong Kong
First Pacific Co. Ltd.	(454,000)	(232,479)	(3.4)
Hang Lung Group, Ltd.	(7,000)	(21,144)	(0.3)

		(253,623)
Ireland
Adient PLC	(39,547)	(2,423,835)	(35.2)
Greencore Group PLC	(741,725)	(1,617,630)	(23.5)
Kingspan Group PLC	(4,207)	(190,514)	(2.7)

		(4,231,979)
Italy
Unione di Banche Italiane SpA	(368,320)	(1,897,113)	(27.5)

Japan
Bic Camera, Inc.	(70,800)	(1,160,266)	(16.8)
Dainippon Sumitomo Pharma Co., Ltd.	(2,100)	(38,192)	(0.6)
Dowa Holdings Co., Ltd.	(4,600)	(172,872)	(2.5)
FamilyMart UNY Holdings Co. Ltd.	(8,700)	(846,787)	(12.3)
FANUC Corp.	(13,600)	(2,913,262)	(42.3)
GS Yuasa Corp.	(6,000)	(32,298)	(0.5)
Hankyu Hanshin Holdings, Inc.	(500)	(19,669)	(0.3)
Japan Lifeline Co., Ltd.	(900)	(26,366)	(0.4)
Kansai Paint Co. Ltd.	(4,100)	(92,126)	(1.3)
Koito Manufacturing Co. Ltd.	(4,100)	(274,388)	(4.0)
Kumagai Gumi Co., Ltd.	(800)	(27,223)	(0.4)
Kusuri no Aoki Holdings Co., Ltd.	(2,300)	(157,758)	(2.3)
Kyudenko Corp.	(3,100)	(144,844)	(2.1)
Mitsubishi Electric Corp.	(32,700)	(501,309)	(7.3)
Nidec Corp.	(23,900)	(3,738,968)	(54.2)
Nippon Paint Co. Ltd.	(69,200)	(2,824,690)	(41.0)
Nishi-Nippon Railroad Co., Ltd.	(800)	(22,214)	(0.3)
Ono Pharmaceutical Co. Ltd.	(28,600)	(661,096)	(9.6)
Oriental Land Co. Ltd.	(12,400)	(1,235,718)	(17.9)
Renesas Electronics Corp.	(135,500)	(1,413,494)	(20.5)
SBI Holdings, Inc.	(3,000)	(75,646)	(1.1)

19

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
Japan (continued)
Shimano, Inc.	(5,300)	$(704,734)	(10.2)%
SoftBank Group Corp.	(93,700)	(7,159,494)	(103.9)
Sony Corp.	(7,300)	(340,955)	(4.9)
Sumitomo Metal Mining Co. Ltd.	(37,200)	(1,586,965)	(23.0)
TDK Corp.	(1,300)	(112,046)	(1.6)
Terumo Corp.	(21,500)	(1,216,487)	(17.6)
Tsuruha Holdings, Inc.	(800)	(114,832)	(1.7)
Welcia Holdings Co., Ltd.	(1,700)	(87,305)	(1.3)
Yamato Holdings Co. Ltd.	(1,300)	(33,423)	(0.5)

		(27,735,427)
Luxembourg
B&M European Value Retail SA	(958,125)	(5,339,283)	(77.4)

Netherlands
GrandVision NV	(4,665)	(114,693)	(1.7)
Koninklijke Boskalis Westminster NV	(73,111)	(2,165,859)	(31.4)

		(2,280,552)
Norway
Schibsted ASA, — B Shares	(10,260)	(276,038)	(4.0)

Portugal
EDP — Energias de Portugal SA	(1,102,157)	(4,088,961)	(59.3)

Singapore
CapitaLand Commercial Trust	(35,000)	(47,817)	(0.7)

South Africa
Mediclinic International PLC	(145,982)	(1,343,296)	(19.5)

Spain
Gamesa Corp. Tecnologica SA	(18,440)	(315,776)	(4.6)
Gas Natural SDG SA	(10,744)	(270,831)	(3.9)

		(586,607)
Sweden
Nibe Industrier AB, -B Shares	(160,850)	(1,638,895)	(23.8)

Switzerland
Credit Suisse Group AG	(60,077)	(1,013,272)	(14.7)
Lonza Group AG	(35,131)	(8,583,622)	(124.5)
STMicroelectronics NV	(34,439)	(751,774)	(10.9)
Vifor Pharma AG	(6,434)	(1,015,358)	(14.8)

		(11,364,026)
United Kingdom
Barclays PLC	(256,028)	(729,961)	(10.6)
British American Tobacco PLC	(96,486)	(5,292,014)	(76.8)
Daily Mail & General Trust PLC	(73,151)	(679,511)	(9.9)
Janus Henderson Group PLC	(104,789)	(3,310,284)	(48.0)
Kingfisher PLC	(1,865,566)	(7,780,212)	(112.9)
Melrose Industries PLC	(554,524)	(1,738,792)	(25.2)
Micro Focus International PLC	(94,843)	(1,635,388)	(23.7)

	Shares	Value	% of Basket Value
United Kingdom (continued)
Old Mutual PLC	(161,855)	$(557,601)	(8.1)%
Prudential PLC	(305,420)	(7,853,577)	(113.9)
Reckitt Benckiser Group PLC	(40,155)	(3,150,079)	(45.7)
Sports Direct International PLC	(146,311)	(810,239)	(11.8)
Travis Perkins PLC	(227,368)	(3,959,325)	(57.4)

		(37,496,983)
United States
2U, Inc.	(27,501)	(2,213,555)	(32.1)
Acadia Healthcare Co., Inc.	(3,636)	(129,369)	(1.9)
Advance Auto Parts, Inc.	(8,240)	(943,068)	(13.7)
Alcoa Corp.	(2,421)	(123,955)	(1.8)
Allegheny Technologies, Inc.	(11,337)	(301,224)	(4.4)
Allegiant Travel Co.	(35,479)	(5,685,510)	(82.5)
Amazon.com, Inc.	(27)	(42,286)	(0.6)
Arch Capital Group Ltd.	(58,364)	(4,676,707)	(67.8)
Arconic, Inc.	(21,095)	(375,702)	(5.4)
Avangrid, Inc.	(6,856)	(361,380)	(5.2)
Becton Dickinson & Co.	(33,469)	(7,760,457)	(112.6)
Berkshire Hathaway, Inc., Class B	(38,653)	(7,488,246)	(108.6)
Booking Holdings, Inc.	(2,574)	(5,606,172)	(81.3)
Caesars Entertainment Corp.	(167,515)	(1,901,295)	(27.6)
Callon Petroleum Co.	(384,156)	(5,343,610)	(77.5)
Camping World Holdings, Inc.	(3,271)	(93,649)	(1.4)
CBOE Holdings, Inc.	(84,610)	(9,034,656)	(131.1)
Centennial Resource Development, Inc.	(93,740)	(1,734,190)	(25.2)
CenturyLink, Inc.	(217,887)	(4,048,340)	(58.7)
CF Industries Holdings, Inc.	(59,901)	(2,324,159)	(33.7)
CH Robinson Worldwide, Inc.	(8,362)	(769,555)	(11.2)
Chipotle Mexican Grill, Inc.	(1,791)	(758,184)	(11.0)
Colony Northstar, Inc., Class A	(38,505)	(235,266)	(3.4)
Compass Minerals International, Inc.	(5,135)	(345,585)	(5.0)
Credit Acceptance Corp.	(12,012)	(3,974,050)	(57.7)
Cree, Inc.	(474)	(17,690)	(0.3)
Crown Castle International Corp.	(17,627)	(1,778,035)	(25.8)
Diamondback Energy, Inc.	(39,246)	(5,041,149)	(73.1)
DowDuPont, Inc.	(1,977)	(125,025)	(1.8)
Dycom Industries, Inc.	(3,400)	(353,124)	(5.1)
Envision Healthcare Corp.	(5,953)	(221,273)	(3.2)
Equifax, Inc.	(11,571)	(1,296,531)	(18.8)
Equinix, Inc.	(3,171)	(1,334,325)	(19.4)
Flowserve Corp.	(143,281)	(6,363,109)	(92.3)
Gartner, Inc.	(5,735)	(695,598)	(10.1)
General Electric Co.	(205,989)	(2,898,265)	(42.0)
Healthcare Services Group, Inc.	(70,047)	(2,705,916)	(39.3)
HealthEquity, Inc.	(513)	(33,689)	(0.5)
Hess Corp.	(24,931)	(1,420,818)	(20.6)
The Howard Hughes Corp.	(12,617)	(1,707,080)	(24.8)

20

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
United States (continued)
ICU Medical, Inc.	(5,217)	$(1,313,119)	(19.0)%
II-VI, Inc.	(68,883)	(2,624,442)	(38.1)
Integrated Device Technology, Inc.	(632)	(17,589)	(0.3)
Jack in the Box, Inc.	(3,063)	(274,751)	(4.0)
JELD-WEN Holding, Inc.	(79,742)	(2,241,548)	(32.5)
John Bean Technologies Corp.	(14,878)	(1,603,104)	(23.3)
Lennar Corp.	(72,638)	(3,841,824)	(55.7)
Liberty Media Corp-Liberty Formula One	(28,777)	(849,497)	(12.3)
Lowe’s Cos., Inc.	(39,735)	(3,275,356)	(47.5)
Lumentum Holdings, Inc.	(10,329)	(521,098)	(7.6)
M&T Bank Corp.	(38,605)	(7,036,533)	(102.1)
Microchip Technology, Inc.	(100,699)	(8,424,478)	(122.2)
Micron Technology, Inc.	(20,851)	(958,729)	(13.9)
Middleby Corp.	(27,534)	(3,464,879)	(50.3)
Netflix, Inc.	(5,629)	(1,758,837)	(25.5)
New York Times Co.	(11,576)	(271,457)	(3.9)
Newell Rubbermaid, Inc.	(30,039)	(829,978)	(12.0)
NVIDIA Corp.	(818)	(183,968)	(2.7)
Old Republic International Corp.	(682)	(13,913)	(0.2)
PG&E Corp.	(7,956)	(366,772)	(5.3)
Physicians Realty Trust	(58,718)	(877,247)	(12.7)
Pinnacle Financial Partners, Inc.	(17,475)	(1,119,274)	(16.2)
Qorvo, Inc.	(42,146)	(2,840,640)	(41.2)
Range Resources Corp.	(17,400)	(240,990)	(3.5)
RealPage, Inc.	(7,232)	(386,912)	(5.6)

	Shares	Value	% of Basket Value
United States (continued)
RLJ Lodging Trust	(33,750)	$(700,987)	(10.2)%
Sabra Health Care REIT, Inc.	(98,310)	(1,800,056)	(26.1)
Sherwin-Williams Co.	(20,792)	(7,644,387)	(110.9)
Spectrum Brands Holdings, Inc.	(3,443)	(248,240)	(3.6)
Sterling Bancorp	(187,777)	(4,459,704)	(64.7)
Symantec Corp.	(256,692)	(7,133,471)	(103.5)
Syneos Health, Inc.	(1,742)	(66,370)	(1.0)
Targa Resources Corp.	(17,805)	(836,301)	(12.1)
Teleflex, Inc.	(15,810)	(4,235,183)	(61.4)
Tronox, Ltd., Class A Class A	(13,961)	(239,850)	(3.5)
Twenty-First Century Fox, Inc.	(3,943)	(144,156)	(2.1)
Twenty-First Century Fox, Inc.	(73,159)	(2,638,845)	(38.3)
Under Armour, Inc., Class A	(1,648)	(29,268)	(0.4)
Under Armour, Inc., Class C	(83,995)	(1,289,323)	(18.7)
United States Steel Corp.	(5,022)	(169,894)	(2.5)
Uniti Group, Inc.	(147,535)	(2,658,581)	(38.6)
ViaSat, Inc.	(38,586)	(2,468,732)	(35.8)
Virtu Financial, Inc., Class A	(6,303)	(226,908)	(3.3)
Wabtec Corp.	(1,831)	(162,611)	(2.4)
Wayfair, Inc., Class A	(2,882)	(179,549)	(2.6)
WR Grace & Co.	(6,703)	(458,753)	(6.7)
Zimmer Biomet Holdings, Inc.	(6,794)	(782,465)	(11.4)

		(176,172,366)

Total Reference Entity — Short		(312,954,786)

Net Value of Reference Entity — Goldman Sachs & Co.		$6,892,783

21

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America, N.A. as of April 30, 2018 expiration dates 08/22/18 — 02/27/23:

	Shares	Value	% of Basket Value
Reference Entity — Long

Brazil
Cosan Ltd., Class A	1,157	$11,663	8.5%

Spain
Atlantica Yield PLC	649	13,038	9.5

United States
Affiliated Managers Group, Inc.	4,865	802,044	585.3
Air Transport Services Group, Inc.	9,572	193,737	141.4
Arthur J Gallagher & Co.	232	16,238	11.8
Atlas Air Worldwide Holdings, Inc.	250	15,850	11.6
Atmos Energy Corp.	493	42,837	31.3
AutoNation, Inc.	1,474	68,084	49.7
Axon Enterprise, Inc.	456	19,143	14.0
Bloomin’ Brands, Inc.	1,722	40,742	29.7
Brixmor Property Group, Inc.	12,177	181,315	132.3
Cabot Corp.	1,092	60,999	44.5
Cabot Oil & Gas Corp.	426	10,186	7.4
CareTrust REIT, Inc.	1,942	25,654	18.7
Cigna Corp.	97	16,666	12.2
Five9, Inc.	1,778	52,220	38.1
Fox Factory Holding Corp.	465	15,461	11.3
Goldman Sachs Group, Inc.	328	78,172	57.0
Gray Television, Inc.	620	7,006	5.1
Great Western Bancorp, Inc.	5,345	219,893	160.5
Greenbrier Cos., Inc.	260	11,401	8.3
Hain Celestial Group, Inc.	544	15,847	11.6
Hecla Mining Co.	5,508	21,096	15.4
Helmerich & Payne, Inc.	881	61,274	44.7
Hershey Co.	197	18,112	13.2
Hyatt Hotels Corp., Class A	9,894	760,552	555.0
IDACORP, Inc.	488	45,384	33.1
Innospec, Inc.	202	14,685	10.7
Insperity, Inc.	636	51,039	37.2
Integer Holdings Corp.	595	32,665	23.8
Invesco Mortgage Capital, Inc.	4,287	69,578	50.8
Kaiser Aluminum Corp.	706	69,569	50.8
Kearny Financial Corp.	1,495	21,005	15.3
Ladder Capital Corp.	1,788	24,853	18.1
Landstar System, Inc.	139	14,129	10.3
Lithia Motors, Inc., Class A	1,501	143,886	105.0
Match Group, Inc.	150	7,068	5.2
MEDIA GEN, Inc. CVR	3,231	—	0.0
Nexstar Media Group, Inc., Class A	273	16,994	12.4
Nordstrom, Inc.	273	13,803	10.1
Nutrisystem, Inc.	1,275	36,975	27.0

	Shares	Value	% of Basket Value
United States (continued)
Packaging Corp. of America	129	$14,924	10.9%
Parsley Energy, Inc., Class A	3,795	113,964	83.2
PerkinElmer, Inc.	475	34,846	25.4
Pinnacle West Capital Corp.	561	45,160	33.0
RH	488	46,580	34.0
RPC, Inc.	2,026	36,488	26.6
Sinclair Broadcast Group, Inc., Class A	1,037	29,399	21.5
Sprouts Farmers Market, Inc.	522	13,066	9.5
Square, Inc., Class A	373	17,658	12.9
Steelcase, Inc., Class A	6,759	89,557	65.3
Summit Hotel Properties, Inc.	1,191	17,246	12.6
Tanger Factory Outlet Centers, Inc.	641	14,070	10.3
TerraForm Power, Inc.	8,691	96,905	70.7
Trinity Industries, Inc.	621	19,791	14.4
Union Bankshares Corp.	349	13,196	9.6
United Natural Foods, Inc.	660	29,713	21.7
Veeva Systems, Inc., Class A	36	2,525	1.8
Voya Financial, Inc.	356	18,637	13.6

		3,969,887

Total Reference Entity — Long		3,994,588

Reference Entity — Short

Bermuda
Signet Jewelers Ltd.	(803)	(31,221)	(22.8)
Third Point Reinsurance Ltd.	(25,010)	(332,633)	(242.7)

		(363,854)
India
MakeMyTrip Ltd.	(791)	(29,188)	(21.3)

Netherlands
Chicago Bridge & Iron Co. NV	(4,730)	(71,423)	(52.1)
Cimpress NV	(1,943)	(279,423)	(203.9)

		(350,846)
Norway
Ship Finance International, Ltd.	(1,398)	(19,921)	(14.5)

Puerto Rico
Popular, Inc.	(10,760)	(498,080)	(363.5)

Switzerland
Weatherford International PLC	(9,350)	(27,583)	(20.1)

United States
Akcea Therapeutics, Inc.	(1,009)	(26,345)	(19.2)
Alteryx, Inc., Class A Class A	(459)	(14,344)	(10.5)
Ambarella, Inc.	(1,814)	(84,514)	(61.7)
Americold Realty Trust	(19,879)	(409,706)	(299.0)

22

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
United States (continued)
AnaptysBio, Inc.	(2,447)	$(229,480)	(167.5)%
Brookdale Senior Living, Inc.	(3,428)	(24,819)	(18.1)
The Buckle, Inc.	(1,837)	(42,343)	(30.9)
Casa Systems, Inc.	(6,649)	(155,520)	(113.5)
CNO Financial Group, Inc.	(1,338)	(28,687)	(20.9)
DISH Network Corp.	(2,830)	(94,946)	(69.3)
Fairmount Santrol Holdings, Inc.	(9,010)	(49,555)	(36.2)
First Midwest Bancorp, Inc.	(11,107)	(270,011)	(197.0)
Fitbit, Inc.	(6,516)	(36,164)	(26.4)
IAC/InterActiveCorp	(1,177)	(190,839)	(139.3)
Macquarie Infrastructure Corp.	(472)	(17,889)	(13.1)
MB Financial, Inc.	(860)	(36,653)	(26.7)

	Shares	Value	% of Basket Value
United States (continued)
MongoDB, Inc.	(2,148)	$(77,306)	(56.4)%
MyoKardia, Inc.	(333)	(16,450)	(12.0)
Nevro Corp.	(2,149)	(192,035)	(140.1)
Papa John’s International, Inc.	(403)	(24,986)	(18.2)
SMART Global Holdings, Inc.	(702)	(27,483)	(20.1)
Stratasys, Ltd.	(890)	(17,061)	(12.4)
The Trade Desk, Inc., Class A	(3,223)	(164,921)	(120.3)
Uniti Group, Inc.	(18,647)	(336,019)	(245.2)

		(2,568,076)

Total Reference Entity — Short		(3,857,548)

Net Value of Reference Entity — Bank of America, N.A.		$137,040

23

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of April 30, 2018 expiration date 06/19/18:

	Shares	Value	% of Basket Value
Reference Entity — Long

Argentina
Adecoagro SA	3,135	$24,202	11.3%
Globant SA	7,993	359,765	168.7

		383,967
Bermuda
Golar LNG Ltd.	4,188	134,644	63.1
Liberty Latin America, Ltd., Class C Class C	3,115	56,257	26.4
Marvell Technology Group Ltd.	16,689	334,781	156.9

		525,682
Brazil
Cosan Ltd., Class A	86,845	875,398	410.4
Pagseguro Digital Ltd., Class A	9,002	299,136	140.2

		1,174,534
Canada
First Majestic Silver Corp.	18,597	120,508	56.5
Lions Gate Entertainment Corp., Class B	1,734	39,917	18.7

		160,425
Cayman Islands
Theravance Biopharma, Inc.	2,788	67,107	31.5

China
Hollysys Automation Technologies Ltd.	893	19,699	9.2
SINA Corp.	1,072	102,419	48.0
Sohu.com, Inc.	2,859	88,572	41.5

		210,690
Ireland
Allegion PLC	5,914	456,443	214.0
ICON PLC	770	90,575	42.5

		547,018
Israel
Orbotech Ltd.	7,334	428,452	200.9
SodaStream International Ltd.	5,056	477,741	224.0
Tower Semiconductor Ltd.	3,927	101,592	47.6
Wix.com Ltd.	1,266	104,129	48.8

		1,111,914
Netherlands
Constellium NV, Class A	31,629	358,989	168.3

	Shares	Value	% of Basket Value
Netherlands (continued)
InterXion Holding NV	1,635	$106,308	49.8%

		465,297
Spain
Atlantica Yield PLC	4,376	87,914	41.2

Switzerland
TE Connectivity Ltd.	29,232	2,682,036	1257.3

United Kingdom
Aptiv PLC	9,814	830,068	389.1
Ferroglobe PLC	3,252	36,748	17.2
International Game Technology PLC	18,974	536,395	251.5
Janus Henderson Group PLC	5,895	186,223	87.3
STERIS PLC	6,320	597,366	280.0

		2,186,800
United States
Aaron’s, Inc.	231	9,649	4.5
ABIOMED, Inc.	258	77,645	36.4
ACCO Brands Corp.	10,051	121,115	56.8
Activision Blizzard, Inc.	11,129	738,409	346.2
Affiliated Managers Group, Inc.	332	54,734	25.7
Agilent Technologies, Inc.	22,961	1,509,456	707.6
Air Products & Chemicals, Inc.	3,155	512,025	240.0
Air Transport Services Group, Inc.	6,721	136,033	63.8
Albemarle Corp.	5,674	550,151	257.9
Alexander & Baldwin, Inc.	706	16,167	7.6
Alexandria Real Estate Equities, Inc.	2,046	254,870	119.5
Allscripts Healthcare Solutions, Inc.	4,901	56,950	26.7
American Assets Trust, Inc.	7,059	236,971	111.1
American Woodmark Corp.	337	27,701	13.0
Ameriprise Financial, Inc.	13,507	1,893,816	887.8
Amphenol Corp., Class A	15,965	1,336,430	626.5
Applied Materials, Inc.	33,506	1,664,243	780.2
Aqua America, Inc.	1,492	52,444	24.6
Arthur J Gallagher & Co.	14,186	992,878	465.5
ASGN, Inc.	1,448	116,752	54.7
AT&T, Inc.	755	24,689	11.6
athenahealth, Inc.	273	33,434	15.7
Atlas Air Worldwide Holdings, Inc.	916	58,074	27.2
Atmos Energy Corp.	9,852	856,040	401.3
Automatic Data Processing, Inc.	5,281	623,580	292.3
AutoNation, Inc.	14,253	658,346	308.6
Avery Dennison Corp.	12,976	1,360,015	637.6
Axon Enterprise, Inc.	844	35,431	16.6
Bank of Hawaii Corp.	1,262	106,273	49.8
BB&T Corp.	6,975	368,280	172.6
Big Lots, Inc.	2,619	111,177	52.1
Bloomin’ Brands, Inc.	17,072	403,924	189.4
BorgWarner, Inc.	24,357	1,192,032	558.8
Boston Properties, Inc.	17,096	2,075,625	973.0

24

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
United States (continued)
Bottomline Technologies, Inc.	8,744	$345,563	162.0%
Brandywine Realty Trust	15,245	245,597	115.1
Bristol-Myers Squibb Co.	7,685	400,619	187.8
Brixmor Property Group, Inc.	2,845	42,362	19.9
Brown & Brown, Inc.	21,419	583,239	273.4
Brown-Forman Corp., Class B	4,634	259,689	121.7
Bruker Corp.	11,547	340,983	159.9
Builders FirstSource, Inc.	1,692	30,845	14.5
Burlington Stores, Inc.	4,373	594,072	278.5
Cabot Corp.	6,260	349,684	163.9
Cabot Oil & Gas Corp.	8,502	203,283	95.3
Cadence Design Systems, Inc.	2,941	117,816	55.2
Callon Petroleum Co.	2,292	31,882	14.9
Capital One Financial Corp.	5,026	455,456	213.5
CareTrust REIT, Inc.	75,697	999,957	468.8
Carlisle Cos., Inc.	435	46,863	22.0
Carnival Corp.	24,740	1,560,104	731.4
Carpenter Technology Corp.	366	19,493	9.1
Casey’s General Stores, Inc.	3,035	293,181	137.4
CDW Corp.	673	47,978	22.5
Celanese Corp., Series A	15,375	1,670,801	783.3
Centennial Resource Development, Inc., Class A	4,246	78,551	36.8
CenterPoint Energy, Inc.	25,897	655,971	307.5
Central Garden & Pet Co., Class A	7,449	264,439	124.0
Cerner Corp.	2,814	163,915	76.8
Cheniere Energy, Inc.	7,784	452,717	212.2
Church & Dwight Co., Inc.	6,061	280,018	131.3
Cigna Corp.	2,541	436,595	204.7
Citigroup, Inc.	5,791	395,352	185.3
Citizens Financial Group, Inc.	14,828	615,214	288.4
Clorox Co.	7,193	843,020	395.2
CME Group, Inc.	480	75,686	35.5
CNA Financial Corp.	10,972	553,647	259.5
Coca-Cola Bottling Co. Consolidated	951	160,139	75.1
Cogent Communications Holdings, Inc.	1,316	62,049	29.1
Comcast Corp., Class A	38,612	1,212,031	568.2
Constellation Brands, Inc., Class A	3,511	818,519	383.7
Continental Resources, Inc.	1,069	70,618	33.1
Convergys Corp.	3,744	87,460	41.0
Core-Mark Holding Co., Inc.	2,731	56,286	26.4
Coresite Realty Corp.	3,207	333,849	156.5
Cornerstone OnDemand, Inc.	2,935	129,522	60.7
Costco Wholesale Corp.	1,534	302,443	141.8
Cousins Properties, Inc.	14,223	126,442	59.3
Crane Co.	1,703	142,439	66.8
Crown Castle International Corp.	1,955	197,201	92.4
CSX Corp.	6,966	413,711	193.9
Cullen/Frost Bankers, Inc.	1,422	162,748	76.3

	Shares	Value	% of Basket Value
United States (continued)
D.R. Horton, Inc.	11,683	$515,688	241.8%
Dana, Inc.	968	22,971	10.8
Digital Realty Trust, Inc.	7,275	768,895	360.5
Dillard’s, Inc., Class A	3,832	285,676	133.9
Diodes, Inc.	5,447	155,512	72.9
Dominion Energy, Inc.	28,305	1,883,981	883.2
Dover Corp.	6,401	593,373	278.2
DTE Energy Co.	10,566	1,113,656	522.1
Dun & Bradstreet Corp.	8,412	969,988	454.7
Dunkin’ Brands Group, Inc.	2,648	161,422	75.7
Eaton Corp. PLC	12,150	911,614	427.4
Edwards Lifesciences Corp.	296	37,699	17.7
Emerson Electric Co.	2,356	156,462	73.3
Encore Capital Group, Inc.	9	401	0.2
Entergy Corp.	6,314	515,159	241.5
Estee Lauder Cos., Inc., Class A	752	111,364	52.2
EW Scripps Co., Class A	19,911	221,609	103.9
FactSet Research Systems, Inc.	914	172,847	81.0
Fair Isaac Corp.	4,027	697,396	326.9
Federal Realty Investment Trust	3,456	400,378	187.7
Fidelity National Information Services, Inc.	28,739	2,729,343	1279.5
First American Financial Corp.	2,685	137,230	64.3
FirstCash, Inc.	7,829	678,774	318.2
Fiserv, Inc.	1,051	74,474	34.9
Five9, Inc.	1,829	53,718	25.2
FMC Corp.	5,516	439,791	206.2
Forest City Realty Trust, Inc., Class A	53,031	1,063,802	498.7
Fortive Corp.	532	37,405	17.5
Fortune Brands Home & Security, Inc.	17,297	945,973	443.5
Four Corners Property Trust, Inc.	1,223	27,713	13.0
Fox Factory Holding Corp.	8,715	289,774	135.8
FTI Consulting, Inc.	1,514	88,418	41.5
G-III Apparel Group Ltd.	1,150	41,964	19.7
Garmin Ltd.	4,979	292,118	136.9
GATX Corp.	2,997	195,524	91.7
Glacier Bancorp, Inc.	876	32,438	15.2
Global Payments, Inc.	2,828	319,705	149.9
Gogo, Inc.	7,672	72,270	33.9
Gray Television, Inc.	10,529	118,978	55.8
Great Western Bancorp, Inc.	4,276	175,915	82.5
Green Dot Corp., Class A	1,115	67,803	31.8
Greenbrier Cos., Inc.	11,423	500,899	234.8
Group 1 Automotive, Inc.	4,030	263,360	123.5
GrubHub, Inc.	287	29,027	13.6
Guess?, Inc.	4,579	106,645	50.0
Hain Celestial Group, Inc.	23,220	676,399	317.1
Harris Corp.	4,427	692,471	324.6
Harsco Corp.	761	15,562	7.3
Hasbro, Inc.	1,093	96,282	45.1
Hawaiian Holdings, Inc.	3,161	130,233	61.1

25

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
United States (continued)
HB Fuller Co.	6,389	$316,064	148.2%
HD Supply Holdings, Inc.	23,947	926,988	434.6
Hecla Mining Co.	51,051	195,525	91.7
HEICO Corp.	2,566	225,423	105.7
Helmerich & Payne, Inc.	5,234	364,025	170.7
Hershey Co.	4,352	400,123	187.6
Hewlett Packard Enterprise Co.	8,390	143,049	67.1
Hexcel Corp.	14,755	980,765	459.8
Hill-Rom Holdings, Inc.	17,335	1,487,863	697.5
Honeywell International, Inc.	2,433	352,006	165.0
Hortonworks, Inc.	6,679	113,075	53.0
Hostess Brands, Inc.	1,417	19,909	9.3
Houghton Mifflin Harcourt Co.	6,855	46,614	21.9
Humana, Inc.	853	250,936	117.6
IDACORP, Inc.	20,508	1,907,244	894.1
IDEX Corp.	3,537	472,755	221.6
IDEXX Laboratories, Inc.	5,718	1,112,094	521.3
Illinois Tool Works, Inc.	10,216	1,450,876	680.2
Ingersoll-Rand PLC	570	47,817	22.4
Innospec, Inc.	1,264	91,893	43.1
Insight Enterprises, Inc.	8,049	285,337	133.8
Insperity, Inc.	6,346	509,266	238.7
Integer Holdings Corp.	3,861	211,969	99.4
Intercontinental Exchange, Inc.	10,613	769,018	360.5
Interpublic Group of Cos., Inc.	1,349	31,823	14.9
Intersect ENT, Inc.	993	39,670	18.6
Invesco Ltd.	31,608	915,684	429.3
Invesco Mortgage Capital, Inc.	30,594	496,541	232.8
IQVIA Holdings, Inc.	832	79,672	37.3
Iridium Communications, Inc.	23,014	273,867	128.4
ITT, Inc.	1,136	55,539	26.0
J.M. Smucker Co.	1,225	139,748	65.5
Jabil, Inc.	11,433	304,118	142.6
Jacobs Engineering Group, Inc.	12,246	711,370	333.5
John Wiley & Sons, Inc., Class A	941	62,059	29.1
Johnson & Johnson	11,450	1,448,310	679.0
Jones Lang LaSalle, Inc.	2,972	503,784	236.2
Kearny Financial Corp.	31,190	438,219	205.4
Kellogg Co.	3,915	230,593	108.1
Kennametal, Inc.	5,857	213,488	100.1
Kimco Realty Corp.	11,073	160,669	75.3
Kinder Morgan, Inc.	35,178	556,516	260.9
Kohl’s Corp.	7,379	458,383	214.9
La Quinta Holdings, Inc.	1,540	30,092	14.1
Laboratory Corp. of America Holdings	6,102	1,041,916	488.4
Ladder Capital Corp.	7,929	110,213	51.7
Landstar System, Inc.	3,807	386,982	181.4
LCI Industries	2,603	248,066	116.3
Lear Corp.	666	124,522	58.4
Leggett & Platt, Inc.	5,582	226,350	106.1
Leidos Holdings, Inc.	13,646	876,483	410.9

	Shares	Value	% of Basket Value
United States (continued)
LHC Group, Inc.	1,209	$89,974	42.2%
Liberty Media Corp. — Liberty SiriusXM, Class A	2,141	89,430	41.9
Liberty Property Trust	6,371	266,435	124.9
Lincoln National Corp.	29,997	2,118,988	993.4
Lithia Motors, Inc., Class A	16,615	1,592,714	746.7
Loews Corp.	10,270	538,764	252.6
lululemon athletica, Inc.	1,406	140,319	65.8
ManpowerGroup, Inc.	302	28,907	13.6
Mantech International Corp., Class A	3,008	177,743	83.3
Marathon Oil Corp.	63,166	1,152,779	540.4
Marriott International, Inc., Class A	3,641	497,652	233.3
Matador Resources Co.	7,424	243,062	113.9
Match Group, Inc.	2,361	111,250	52.2
Matson, Inc.	812	23,735	11.1
Medifast, Inc.	454	45,573	21.4
Meritage Homes Corp.	17,897	796,416	373.4
Meritor, Inc.	5,612	109,266	51.2
Mettler-Toledo International, Inc.	258	144,462	67.7
Michael Kors Holdings Ltd.	834	57,062	26.8
Michaels Cos., Inc.	1,381	25,714	12.1
Mobile Mini, Inc.	1,213	50,946	23.9
Molson Coors Brewing Co., Class B	10,754	766,115	359.2
Moody’s Corp.	2,775	450,105	211.0
Morgan Stanley	15,033	776,003	363.8
Motorola Solutions, Inc.	1,642	180,341	84.5
Murphy Oil Corp.	2,788	83,947	39.4
Murphy USA, Inc.	1,316	82,342	38.6
National Retail Properties, Inc.	1,841	70,032	32.8
Nationstar Mortgage Holdings, Inc.	4,845	87,307	40.9
NetApp, Inc.	267	17,777	8.3
New Relic, Inc.	7,481	522,847	245.1
Newmont Mining Corp.	25,590	1,005,431	471.3
Nexstar Media Group, Inc., Class A	6,347	395,101	185.2
Noble Energy, Inc.	530	17,930	8.4
Nordstrom, Inc.	2,241	113,305	53.1
Norfolk Southern Corp.	9,931	1,424,801	667.9
Northrop Grumman Corp.	463	149,105	69.9
Nuance Communications, Inc.	2,172	31,972	15.0
Nutrisystem, Inc.	8,575	248,675	116.6
Oil States International, Inc.	4,610	165,729	77.7
ONE Gas, Inc.	13,241	923,163	432.8
Oshkosh Corp.	8,175	589,908	276.5
Outfront Media, Inc.	14,174	265,762	124.6
Overstock.com, Inc.	839	31,966	15.0
Owens & Minor, Inc.	16,255	264,144	123.8
Owens Corning	3,091	202,430	94.9
PACCAR, Inc.	34,309	2,184,454	1024.1
Packaging Corp. of America	17,212	1,991,256	933.5
Paramount Group, Inc.	21,414	307,291	144.1
Parker-Hannifin Corp.	2,422	398,710	186.9

26

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
United States (continued)
Parsley Energy, Inc., Class A	4,718	$141,682	66.4%
Pattern Energy Group, Inc.	12,149	220,869	103.5
Pegasystems, Inc.	2,594	158,364	74.2
Penske Automotive Group, Inc.	9,863	444,821	208.5
PerkinElmer, Inc.	9,567	701,835	329.0
Pilgrim’s Pride Corp.	5,896	127,354	59.7
Pinnacle West Capital Corp.	28,537	2,297,228	1076.9
Polaris Industries, Inc.	240	25,157	11.8
Portland General Electric Co.	14,287	606,912	284.5
PotlatchDeltic Corp.	6,634	343,973	161.3
PPL Corp.	16,793	488,676	229.1
Progress Software Corp.	11,490	424,326	198.9
Progressive Corp.	5,279	318,271	149.2
Prologis, Inc.	26,834	1,741,795	816.5
Prudential Financial, Inc.	25,677	2,729,979	1279.8
PVH Corp.	361	57,641	27.0
Quest Diagnostics, Inc.	9,372	948,446	444.6
Regency Centers Corp.	845	49,728	23.3
Reliance Steel & Aluminum Co.	5,806	510,464	239.3
Republic Services, Inc.	11,909	770,274	361.1
Revance Therapeutics, Inc.	2,339	65,375	30.6
Rexford Industrial Realty, Inc.	1,022	31,222	14.6
RH	278	26,535	12.4
RingCentral, Inc., Class A	1,605	107,615	50.4
Roku, Inc.	4,628	150,595	70.6
Roper Technologies, Inc.	398	105,148	49.3
Royal Caribbean Cruises Ltd.	6,842	740,236	347.0
RPC, Inc.	5,731	103,215	48.4
S&P Global, Inc.	3,091	582,963	273.3
Sanderson Farms, Inc.	1,503	167,073	78.3
Sanmina Corp.	1,409	41,566	19.5
SEACOR Marine Holdings, Inc.	1	24	0.0
SEI Investments Co.	2,405	152,068	71.3
Service Corp. International	11,821	431,585	202.3
ServiceMaster Global Holdings, Inc.	440	22,264	10.4
Shutterfly, Inc.	1,820	147,274	69.0
Simon Property Group, Inc.	8,467	1,323,731	620.6
Skechers U.S.A., Inc., Class A	1,388	39,558	18.5
Skyworks Solutions, Inc.	6,984	605,932	284.1
Snap, Inc., Class A	12,777	183,094	85.8
Snap-on, Inc.	3,215	466,979	218.9
Sonic Automotive, Inc., Class A	1,947	38,551	18.1
Sonoco Products Co.	7,586	389,617	182.7
Sotheby’s	5,377	283,906	133.1
Spirit Aerosystems Holdings, Inc., Class A	20,010	1,608,204	753.9
Sprint Corp.	188,421	1,057,042	495.5
Sprouts Farmers Market, Inc.	30,408	761,112	356.8
Square, Inc., Class A	755	35,742	16.8
SS&C Technologies Holdings, Inc.	13,269	658,806	308.8
Steelcase, Inc., Class A	13,449	178,199	83.5
STORE Capital Corp.	3,613	91,156	42.7

	Shares	Value	% of Basket Value
United States (continued)
Stryker Corp.	1,306	$221,263	103.7%
Summit Hotel Properties, Inc.	7,484	108,368	50.8
Sunstone Hotel Investors, Inc.	15,333	239,195	112.1
Superior Energy Services, Inc.	9,228	99,016	46.4
Supernus Pharmaceuticals, Inc.	3,499	164,103	76.9
SVB Financial Group	669	200,439	94.0
Synopsys, Inc.	27,671	2,366,147	1109.2
Tanger Factory Outlet Centers, Inc.	12,884	282,804	132.6
Telephone & Data Systems, Inc.	24,641	673,439	315.7
Tempur Sealy International, Inc.	2,754	123,241	57.8
Tenneco, Inc.	10,895	486,898	228.3
Teradata Corp.	3,532	144,529	67.8
Terex Corp.	7,605	277,735	130.2
TerraForm Power, Inc.	39,007	434,928	203.9
Tetra Tech, Inc.	520	25,168	11.8
Texas Instruments, Inc.	4,850	491,935	230.6
Texas Roadhouse, Inc.	1,184	75,871	35.6
Tiffany & Co.	1,591	163,603	76.7
Timken Co.	13,564	579,861	271.8
Tivity Health, Inc.	5,881	211,422	99.1
Tractor Supply Co.	10,986	747,048	350.2
Travelers Cos., Inc.	4,582	602,991	282.7
Trinity Industries, Inc.	17,032	542,810	254.5
Trinseo SA	794	57,922	27.2
Triumph Group, Inc.	8,265	195,467	91.6
Tutor Perini Corp.	3,083	63,664	29.8
Twitter, Inc.	499	15,125	7.1
U.S. Bancorp	32,670	1,648,201	772.7
UDR, Inc.	612	22,124	10.4
UGI Corp.	23,228	1,124,003	526.9
Ulta Salon Cosmetics & Fragrance, Inc.	615	154,310	72.3
UMB Financial Corp.	5,133	393,085	184.3
Union Bankshares Corp.	19,362	732,077	343.2
Unit Corp.	8,193	185,817	87.1
United Community Banks, Inc.	13,018	415,665	194.9
United Natural Foods, Inc.	15,619	703,167	329.6
Unum Group	4,842	234,256	109.8
Urban Outfitters, Inc.	3,756	151,254	70.9
USANA Health Sciences, Inc.	1,496	157,903	74.0
Veeva Systems, Inc., Class A	2,147	150,569	70.6
Venator Materials PLC	11,705	210,807	98.8
Versum Materials, Inc.	7,007	246,506	115.6
Viacom, Inc., Class B	1,502	45,300	21.2
Voya Financial, Inc.	7,231	378,543	177.5
W.W. Grainger, Inc.	2,755	775,119	363.4
Wabash National Corp.	6,374	127,862	59.9
Wal-Mart Stores, Inc.	9,987	883,450	414.2
Webster Financial Corp.	1,078	64,885	30.4
Weingarten Realty Investors	26,630	731,526	342.9
WellCare Health Plans, Inc.	2,716	557,215	261.2
Wells Fargo & Co.	30,832	1,602,031	751.0

27

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
United States (continued)
Werner Enterprises, Inc.	33,297	$1,142,087	535.4%
Whiting Petroleum Corp.	652	26,615	12.5
Williams Cos., Inc.	16,603	427,195	200.3
Williams-Sonoma, Inc.	1,495	71,461	33.5
Wingstop, Inc.	1,747	85,358	40.0
Wolverine World Wide, Inc.	16,519	494,909	232.0
Xilinx, Inc.	35,550	2,283,732	1070.6
Xylem, Inc.	2,907	211,920	99.3
Zoetis, Inc.	7,346	613,244	287.5

		151,331,328

Total Reference Entity — Long		160,934,712

Reference Entity — Short

Argentina
MercadoLibre, Inc.	(238)	(80,827)	(37.9)

Australia
Atlassian Corp. PLC, Class A	(1,577)	(88,280)	(41.4)

Bermuda
Aspen Insurance Holdings, Ltd.	(1,486)	(63,081)	(29.6)
Axis Capital Holdings Ltd.	(4,512)	(264,854)	(124.2)
Enstar Group Ltd.	(5,712)	(1,200,377)	(562.7)
RenaissanceRe Holdings Ltd.	(5,238)	(712,578)	(334.1)
Signet Jewelers Ltd.	(5,205)	(202,370)	(94.9)

		(2,443,260)
Canada
IMAX Corp.	(675)	(15,660)	(7.3)

Germany
Deutsche Bank AG	(22,158)	(302,678)	(141.9)

India
MakeMyTrip Ltd.	(1,580)	(58,302)	(27.3)

Ireland
Adient PLC	(3,219)	(197,293)	(92.5)
AerCap Holdings NV	(6,116)	(318,827)	(149.5)

		(516,120)
Israel
Check Point Software Technologies, Ltd.	(6,013)	(580,315)	(272.0)

Netherlands
ASML Holding NV	(2,204)	(415,343)	(194.7)
Cimpress NV	(806)	(115,911)	(54.3)

	Shares	Value	% of Basket Value
Netherlands (continued)
QIAGEN NV	(4,252)	$(139,083)	(65.2)%

		(670,337)
Peru
Credicorp, Ltd.	(322)	(74,862)	(35.1)

Puerto Rico
First BanCorp	(2,658)	(19,191)	(9.0)

Sweden
Autoliv, Inc.	(358)	(47,990)	(22.5)

United Kingdom
Cardtronics PLC	(1,853)	(48,641)	(22.8)
CNH Industrial NV	(72,383)	(886,692)	(415.7)
Fiat Chrysler Automobiles NV	(25,857)	(564,458)	(264.6)
Hudson, Ltd., Class A	(5,003)	(74,195)	(34.8)
Pentair PLC	(9,101)	(612,315)	(287.1)

		(2,186,301)
United States
8x8, Inc.	(7,192)	(145,638)	(68.3)
A Schulman, Inc.	(459)	(19,691)	(9.2)
AAR Corp.	(8,197)	(354,930)	(166.4)
Abercrombie & Fitch Co., Class A	(989)	(25,338)	(11.9)
Actuant Corp.	(28,710)	(676,120)	(317.0)
Adtalem Global Education, Inc.	(9,787)	(465,861)	(218.4)
Advance Auto Parts, Inc.	(326)	(37,311)	(17.5)
AECOM	(3,112)	(107,177)	(50.2)
Aerie Pharmaceuticals, Inc.	(1,501)	(76,851)	(36.0)
Aerovironment, Inc.	(4,998)	(272,391)	(127.7)
AES Corp.	(93,202)	(1,140,792)	(534.8)
Aflac, Inc.	(11,296)	(514,759)	(241.3)
AGCO Corp.	(5,678)	(355,897)	(166.8)
AGNC Investment Corp.	(2,655)	(50,233)	(23.5)
Akamai Technologies, Inc.	(517)	(37,043)	(17.4)
Alarm.com Holdings, Inc.	(1,614)	(65,173)	(30.6)
Albany International Corp., Class A	(5,069)	(299,831)	(140.6)
Alcoa Corp.	(2,784)	(142,541)	(66.8)
Alliance Data Systems Corp.	(2,280)	(462,954)	(217.0)
Alliant Energy Corp.	(50,698)	(2,177,479)	(1020.8)
Allison Transmission Holdings, Inc.	(11,416)	(445,110)	(208.7)
The Allstate Corp.	(561)	(54,877)	(25.7)
Ally Financial, Inc.	(2,049)	(53,479)	(25.1)
Alphabet, Inc., Class A Class A	(1,022)	(1,040,989)	(488.0)
Alteryx, Inc., Class A Class A	(2,751)	(85,969)	(40.3)
Altria Group, Inc.	(12,826)	(719,667)	(337.4)
Ambarella, Inc.	(4,201)	(195,725)	(91.8)
AMERCO	(2,289)	(772,583)	(362.2)
American Equity Investment Life Holding Co.	(1,004)	(30,321)	(14.2)
American International Group, Inc.	(1,337)	(74,872)	(35.1)
American States Water Co.	(27,900)	(1,554,588)	(728.8)

28

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
United States (continued)
AnaptysBio, Inc.	(1,552)	$(145,547)	(68.2)%
Anixter International, Inc.	(323)	(19,025)	(8.9)
ANSYS, Inc.	(469)	(75,819)	(35.5)
Apollo Commercial Real Estate Finance, Inc.	(11,106)	(200,130)	(93.8)
Aramark	(18,161)	(679,040)	(318.3)
Archer-Daniels-Midland Co.	(13,274)	(602,374)	(282.4)
Arconic, Inc.	(6,222)	(110,814)	(51.9)
Artisan Partners Asset Management, Inc.	(5,829)	(187,402)	(87.9)
Assurant, Inc.	(6,086)	(564,903)	(264.8)
Astec Industries, Inc.	(1,469)	(81,618)	(38.3)
Autodesk, Inc.	(678)	(85,360)	(40.0)
Avnet, Inc.	(33,443)	(1,311,969)	(615.0)
AxoGen, Inc.	(2,664)	(106,027)	(49.7)
Ball Corp.	(46,003)	(1,844,260)	(864.6)
BancorpSouth Bank	(3,771)	(124,632)	(58.4)
The Bank of New York Mellon Corp.	(2,999)	(163,475)	(76.6)
BankUnited, Inc.	(4,844)	(191,871)	(89.9)
Becton Dickinson & Co.	(6,493)	(1,505,532)	(705.8)
Berry Plastics Group, Inc.	(10,690)	(587,950)	(275.6)
Biohaven Pharmaceutical Holding Co. Ltd.	(5,411)	(157,785)	(74.0)
BioTelemetry, Inc.	(3,771)	(144,052)	(67.5)
Blackline, Inc.	(2,946)	(121,964)	(57.2)
Blucora, Inc.	(10,874)	(282,724)	(132.5)
Boeing Co.	(206)	(68,713)	(32.2)
Booking Holdings, Inc.	(419)	(912,582)	(427.8)
Boston Scientific Corp.	(1,500)	(43,080)	(20.2)
Box, Inc., Class A Class A	(14,699)	(336,019)	(157.5)
Brighthouse Financial, Inc.	(12,385)	(628,910)	(294.8)
Brooks Automation, Inc.	(499)	(12,415)	(5.8)
The Buckle, Inc.	(2,435)	(56,127)	(26.3)
C&J Energy Services, Inc.	(6,424)	(191,821)	(89.9)
Cambrex Corp.	(694)	(36,747)	(17.2)
Campbell Soup Co.	(2,913)	(118,792)	(55.7)
CarMax, Inc.	(15,644)	(977,750)	(458.4)
Caterpillar, Inc.	(6,080)	(877,709)	(411.5)
Cavco Industries, Inc.	(716)	(121,971)	(57.2)
CBOE Holdings, Inc.	(7,307)	(780,241)	(365.8)
CenturyLink, Inc.	(32,787)	(609,182)	(285.6)
CH Robinson Worldwide, Inc.	(8,943)	(823,024)	(385.8)
Charter Communications, Inc.	(66)	(17,905)	(8.4)
Chegg, Inc.	(5,473)	(127,028)	(59.6)
Chemed Corp.	(978)	(301,439)	(141.3)
Chevron Corp.	(3,960)	(495,436)	(232.3)
Chimera Investment Corp.	(30,288)	(529,737)	(248.3)
Chipotle Mexican Grill, Inc.	(199)	(84,243)	(39.5)
Choice Hotels International, Inc.	(20,863)	(1,670,083)	(782.9)
Cintas Corp.	(2,597)	(442,269)	(207.3)
Cisco Systems, Inc.	(17,807)	(788,672)	(369.7)
Citrix Systems, Inc.	(3,479)	(358,024)	(167.8)

	Shares	Value	% of Basket Value
United States (continued)
Cleveland-Cliffs, Inc.	(15,286)	$(113,422)	(53.2)%
CMS Energy Corp.	(8,341)	(393,612)	(184.5)
CNO Financial Group, Inc.	(8,312)	(178,209)	(83.5)
CNX Resources Corp.	(1,046)	(15,544)	(7.3)
Coherent, Inc.	(1,434)	(241,227)	(113.1)
Columbia Banking System, Inc.	(5,933)	(238,566)	(111.8)
Commerce Bancshares, Inc.	(3,376)	(214,443)	(100.5)
Commercial Metals Co.	(10,198)	(214,260)	(100.4)
CommScope Holding Co., Inc.	(5,327)	(203,598)	(95.4)
Compass Minerals International, Inc.	(892)	(60,032)	(28.1)
CONMED Corp.	(381)	(24,776)	(11.6)
Cooper-Standard Holding, Inc.	(1,381)	(170,968)	(80.1)
CoreLogic, Inc.	(7,052)	(349,074)	(163.6)
Coupa Software, Inc.	(6,696)	(310,493)	(145.6)
Covanta Holding Corp.	(6,072)	(90,473)	(42.4)
Credit Acceptance Corp.	(3,856)	(1,275,719)	(598.1)
Cree, Inc.	(10,347)	(386,150)	(181.0)
Crown Holdings, Inc.	(28,465)	(1,418,696)	(665.1)
Customers Bancorp, Inc.	(2,470)	(71,185)	(33.4)
Deere & Co.	(4,726)	(639,570)	(299.8)
Delta Air Lines, Inc.	(4,633)	(241,935)	(113.4)
Dick’s Sporting Goods, Inc.	(688)	(22,766)	(10.7)
Diebold, Inc.	(14,017)	(215,161)	(100.9)
Dine Brands Global, Inc.	(1,143)	(90,686)	(42.5)
DISH Network Corp.	(557)	(18,687)	(8.8)
Dollar Tree, Inc.	(876)	(84,000)	(39.4)
Domtar Corp.	(19,007)	(834,407)	(391.2)
Dorman Products, Inc.	(5,289)	(339,871)	(159.3)
DowDuPont, Inc.	(20,735)	(1,311,281)	(614.7)
Dropbox, Inc., Class A	(4,233)	(127,456)	(59.8)
DSW, Inc., Class A	(19,691)	(439,109)	(205.9)
DXC Technology Co.	(896)	(92,342)	(43.3)
Dycom Industries, Inc.	(3,927)	(407,858)	(191.2)
EchoStar Corp.	(4,464)	(234,539)	(110.0)
Edgewell Personal Care Co.	(4,088)	(180,076)	(84.4)
Edison International	(18,757)	(1,228,959)	(576.1)
Education Realty Trust, Inc.	(1,528)	(50,286)	(23.6)
Electronics for Imaging, Inc.	(8,286)	(229,522)	(107.6)
Ellie Mae, Inc.	(1,430)	(138,524)	(64.9)
Empire State Realty Trust, Inc.	(22,838)	(397,838)	(186.5)
Energizer Holdings, Inc.	(2,893)	(165,942)	(77.8)
EnerSys	(9,480)	(649,949)	(304.7)
Envestnet, Inc.	(3,978)	(216,005)	(101.3)
EOG Resources, Inc.	(4,585)	(541,809)	(254.0)
EPAM Systems, Inc.	(371)	(42,424)	(19.9)
ePlus, Inc.	(1,246)	(99,493)	(46.6)
EPR Properties	(6,507)	(358,015)	(167.8)
Equinix, Inc.	(1,036)	(435,938)	(204.4)
Equity Commonwealth	(68,598)	(2,125,852)	(996.6)
Equity LifeStyle Properties, Inc.	(1,105)	(98,522)	(46.2)
Esterline Technologies Corp.	(3,878)	(278,634)	(130.6)
Euronet Worldwide, Inc.	(3,113)	(243,156)	(114.0)

29

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
United States (continued)
Evercore, Inc.	(6,533)	$(661,466)	(310.1%
Expedia, Inc.	(2,814)	(324,004)	(151.9)
Extraction Oil & Gas, Inc.	(2,423)	(34,213)	(16.0)
Exxon Mobil Corp.	(4,911)	(382,027)	(179.1)
Facebook, Inc.	(3,958)	(680,776)	(319.1)
Fastenal Co.	(13,205)	(660,118)	(309.5)
FedEx Corp.	(8,720)	(2,155,584)	(1010.5)
Financial Engines, Inc.	(292)	(13,038)	(6.1)
Finisar Corp.	(11,820)	(184,156)	(86.3)
First Solar, Inc.	(2,211)	(156,782)	(73.5)
FirstEnergy Corp.	(40,185)	(1,382,364)	(648.0)
Fitbit, Inc.	(3,941)	(21,873)	(10.3)
Flowserve Corp.	(32,070)	(1,424,229)	(667.7)
FNF Group	(3,926)	(144,595)	(67.8)
Ford Motor Co.	(121,225)	(1,362,569)	(638.8)
Forum Energy Technologies, Inc.	(3,627)	(45,700)	(21.4)
Fresh Del Monte Produce, Inc.	(870)	(42,760)	(20.0)
GameStop Corp., Class A	(8,234)	(112,394)	(52.7)
Gardner Denver Holdings, Inc.	(3,349)	(105,929)	(49.7)
General Electric Co.	(63,768)	(897,216)	(420.6)
General Mills, Inc.	(417)	(18,240)	(8.6)
Genesee & Wyoming, Inc., Class A	(17,648)	(1,256,538)	(589.1)
Gentex Corp.	(21,463)	(488,069)	(228.8)
Gentherm, Inc.	(7,357)	(248,667)	(116.6)
Genuine Parts Co.	(2,102)	(185,649)	(87.0)
The GEO Group, Inc.	(5,640)	(126,900)	(59.5)
Gibraltar Industries, Inc.	(3,317)	(116,593)	(54.7)
Glaukos Corp.	(637)	(21,454)	(10.1)
Goodyear Tire & Rubber Co.	(12,475)	(313,247)	(146.8)
Graham Holdings Co., Class B	(1,379)	(831,606)	(389.9)
Graphic Packaging Holding Co.	(76,000)	(1,086,800)	(509.5)
Groupon, Inc.	(20,834)	(96,670)	(45.3)
Halyard Health, Inc.	(2,398)	(113,593)	(53.3)
Hanover Insurance Group, Inc.	(4,138)	(475,249)	(222.8)
Hawaiian Electric Industries, Inc.	(6,828)	(236,863)	(111.0)
HCA Holdings, Inc.	(4,662)	(446,340)	(209.2)
HealthEquity, Inc.	(512)	(33,623)	(15.8)
Henry Schein, Inc.	(1,858)	(141,208)	(66.2)
Herman Miller, Inc.	(2,471)	(75,860)	(35.6)
Hess Corp.	(7,630)	(434,834)	(203.8)
HFF, Inc., Class A	(732)	(25,722)	(12.1)
Hilton Grand Vacations, Inc.	(20,447)	(879,221)	(412.2)
The Home Depot, Inc.	(5,544)	(1,024,531)	(480.3)
The Howard Hughes Corp.	(8,823)	(1,193,752)	(559.6)
Huntington Bancshares, Inc.	(7,494)	(111,736)	(52.4)
IAC/InterActiveCorp	(1,651)	(267,693)	(125.5)
II-VI, Inc.	(4,283)	(163,182)	(76.5)
ILG, Inc.	(4,362)	(148,875)	(69.8)
Illumina, Inc.	(471)	(113,478)	(53.2)
Inphi Corp.	(3,591)	(102,631)	(48.1)
Integrated Device Technology, Inc.	(12,034)	(334,906)	(157.0)
Intel Corp.	(2,104)	(108,608)	(50.9)

	Shares	Value	% of Basket Value
United States (continued)
Interactive Brokers Group, Inc., Class A	(2,200)	$(163,240)	(76.5)%
Intra-Cellular Therapies, Inc.	(4,509)	(78,547)	(36.8)
Invitation Homes, Inc.	(8,678)	(200,809)	(94.1)
j2 Global, Inc.	(2,330)	(184,955)	(86.7)
JELD-WEN Holding, Inc.	(25,091)	(705,308)	(330.6)
John Bean Technologies Corp.	(4,167)	(448,994)	(210.5)
Johnson Controls International PLC	(28,398)	(961,840)	(450.9)
JPMorgan Chase & Co.	(19,930)	(2,167,985)	(1016.3)
Kaman Corp.	(9,001)	(545,821)	(255.9)
KEMET Corp.	(967)	(16,652)	(7.8)
Kemper Corp.	(8,445)	(570,037)	(267.2)
Keysight Technologies, Inc.	(11,356)	(586,878)	(275.1)
KLA-Tencor Corp.	(3,727)	(379,185)	(177.8)
Kroger Co.	(4,613)	(116,201)	(54.5)
Lam Research Corp.	(3,282)	(607,367)	(284.7)
Lamb Weston Holdings, Inc.	(7,541)	(492,578)	(230.9)
LaSalle Hotel Properties	(8,796)	(260,098)	(121.9)
Laureate Education, Inc.	(2,939)	(41,499)	(19.5)
LegacyTexas Financial Group, Inc.	(3,351)	(137,626)	(64.5)
Lennar Corp.	(11,713)	(619,501)	(290.4)
LGI Homes, Inc.	(1,988)	(137,570)	(64.5)
LifePoint Hospitals, Inc.	(1,606)	(76,927)	(36.1)
Lowe’s Cos., Inc.	(1,858)	(153,155)	(71.8)
LyondellBasell Industries NV, Class A	(11,500)	(1,215,895)	(570.0)
M&T Bank Corp.	(9,628)	(1,754,896)	(822.7)
M/A-COM Technology Solutions Holdings, Inc.	(4,749)	(78,928)	(37.0)
Macquarie Infrastructure Corp.	(1,956)	(74,132)	(34.8)
MasTec, Inc.	(1,831)	(80,564)	(37.8)
Maxim Integrated Products, Inc.	(3,916)	(213,422)	(100.1)
MaxLinear, Inc., Class A	(11,824)	(264,030)	(123.8)
Medidata Solutions, Inc.	(336)	(23,977)	(11.2)
MEDNAX, Inc.	(1,986)	(91,177)	(42.7)
Medpace Holdings, Inc.	(2,328)	(86,113)	(40.4)
Mercury General Corp.	(838)	(38,322)	(18.0)
MGM Growth Properties LLC	(11,286)	(315,669)	(148.0)
MGM Resorts International	(21,696)	(681,688)	(319.6)
Microchip Technology, Inc.	(6,447)	(539,356)	(252.8)
Micron Technology, Inc.	(350)	(16,093)	(7.5)
Microsoft Corp.	(9,763)	(913,036)	(428.0)
MicroStrategy, Inc., Class A	(397)	(50,602)	(23.7)
Middleby Corp.	(6,431)	(809,277)	(379.4)
Mohawk Industries, Inc.	(1,798)	(377,364)	(176.9)
Molina Healthcare, Inc.	(3,459)	(287,962)	(135.0)
MongoDB, Inc.	(725)	(26,093)	(12.2)
Monro Muffler Brake, Inc.	(4,418)	(247,187)	(115.9)
Moog, Inc., Class A	(3,318)	(271,976)	(127.5)
Mosaic Co.	(31,304)	(843,643)	(395.5)
MRC Global, Inc.	(3,616)	(67,728)	(31.8)

30

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
United States (continued)
Multi-Color Corp.	(1,402)	$(91,060)	(42.7)%
Mylan NV	(8,677)	(336,320)	(157.7)
MyoKardia, Inc.	(1,848)	(91,291)	(42.8)
Nasdaq, Inc.	(5,857)	(517,290)	(242.5)
National Health Investors, Inc.	(3,538)	(241,539)	(113.2)
National Oilwell Varco, Inc.	(4,847)	(187,433)	(87.9)
National Vision Holdings, Inc.	(7,995)	(266,074)	(124.7)
Natus Medical, Inc.	(2,947)	(97,398)	(45.7)
Nektar Therapeutics	(2,315)	(193,673)	(90.8)
Neogen Corp.	(3,280)	(223,532)	(104.8)
Netflix, Inc.	(986)	(308,086)	(144.4)
Nevro Corp.	(574)	(51,293)	(24.0)
News Corp., Class A Class A	(29,456)	(470,707)	(220.7)
Nielsen Holdings PLC	(8,653)	(272,137)	(127.6)
NIKE, Inc., Class B	(23,222)	(1,588,153)	(744.5)
Nucor Corp.	(5,680)	(350,002)	(164.1)
Nutanix, Inc.	(2,810)	(142,158)	(66.6)
NVR, Inc.	(53)	(164,300)	(77.0)
Oceaneering International, Inc.	(8,860)	(188,186)	(88.2)
Office Depot, Inc.	(29,195)	(66,857)	(31.3)
Okta, Inc.	(1,750)	(74,917)	(35.1)
Old Republic International Corp.	(6,058)	(123,583)	(57.9)
Omega Healthcare Investors, Inc.	(4,450)	(115,611)	(54.2)
Omnicom Group, Inc.	(7,110)	(523,723)	(245.5)
ON Semiconductor Corp.	(1,352)	(29,852)	(14.0)
Oracle Corp.	(30,383)	(1,387,592)	(650.5)
OraSure Technologies, Inc.	(6,499)	(115,227)	(54.0)
Ormat Technologies, Inc.	(11,442)	(662,492)	(310.6)
OSI Systems, Inc.	(587)	(37,580)	(17.6)
Pacific Premier Bancorp, Inc.	(3,068)	(121,953)	(57.2)
Pacira Pharmaceuticals, Inc.	(3,274)	(108,369)	(50.8)
Papa John’s International, Inc.	(5,584)	(346,208)	(162.3)
PBF Energy, Inc., Class A	(1,630)	(62,478)	(29.3)
Peabody Energy Corp.	(842)	(31,028)	(14.5)
Pfizer, Inc.	(49,129)	(1,798,613)	(843.2)
Philip Morris International, Inc.	(21,592)	(1,770,544)	(830.0)
Phillips 66	(5,100)	(567,681)	(266.1)
Piper Jaffray Cos.	(405)	(28,370)	(13.3)
Plexus Corp.	(1,557)	(85,386)	(40.0)
PolyOne Corp.	(9,014)	(377,236)	(176.8)
Post Holdings, Inc.	(6,467)	(514,579)	(241.2)
PPG Industries, Inc.	(559)	(59,187)	(27.7)
PRA Health Sciences, Inc.	(1,157)	(95,071)	(44.6)
Premier, Inc., Class A	(6,702)	(221,099)	(103.7)
PriceSmart, Inc.	(8,224)	(720,422)	(337.7)
Procter & Gamble Co.	(24,046)	(1,739,488)	(815.5)
PS Business Parks, Inc.	(736)	(84,846)	(39.8)
PTC, Inc.	(2,773)	(228,357)	(107.1)
Public Storage	(2,991)	(603,524)	(282.9)
Q2 Holdings, Inc.	(2,729)	(134,403)	(63.0)
QEP Resources, Inc.	(18,803)	(229,021)	(107.4)
Qorvo, Inc.	(7,150)	(481,910)	(225.9)

	Shares	Value	% of Basket Value
United States (continued)
QTS Realty Trust, Inc., Class A	(2,479)	$(87,732)	(41.1)%
Quaker Chemical Corp.	(1,646)	(241,946)	(113.4)
Rambus, Inc.	(23,287)	(314,374)	(147.4)
Rayonier, Inc.	(4,452)	(165,570)	(77.6)
RBC Bearings, Inc.	(5,516)	(641,952)	(300.9)
RealPage, Inc.	(7,838)	(419,333)	(196.6)
Red Hat, Inc.	(5,351)	(872,534)	(409.0)
Redfin Corp.	(3,298)	(70,577)	(33.1)
Retail Properties of America, Inc.	(57,639)	(665,154)	(311.8)
Rexnord Corp.	(8,301)	(228,360)	(107.1)
RLJ Lodging Trust	(17,241)	(358,096)	(167.9)
Robert Half International, Inc.	(221)	(13,426)	(6.3)
Royal Gold, Inc.	(6,572)	(583,594)	(273.6)
Ryman Hospitality Properties, Inc.	(4,815)	(377,400)	(176.9)
Sabra Health Care REIT, Inc.	(49,605)	(908,268)	(425.8)
SBA Communications Corp.	(1,930)	(309,244)	(145.0)
Schweitzer-Mauduit International, Inc.	(1,338)	(52,222)	(24.5)
Science Applications International Corp.	(1,617)	(138,722)	(65.0)
Seagate Technology PLC	(2,012)	(116,475)	(54.6)
Sealed Air Corp.	(7,547)	(330,936)	(155.1)
Selective Insurance Group, Inc.	(2,473)	(146,402)	(68.6)
Semtech Corp.	(2,935)	(115,345)	(54.1)
Senior Housing Properties Trust	(5,517)	(85,900)	(40.3)
Sensata Technologies Holding PLC	(5,630)	(285,554)	(133.9)
Shenandoah Telecommunications Co.	(4,668)	(176,217)	(82.6)
Signature Bank	(404)	(51,369)	(24.1)
Silgan Holdings, Inc.	(14,547)	(408,334)	(191.4)
Silicon Laboratories, Inc.	(1,107)	(102,840)	(48.2)
Sirius XM Holdings, Inc.	(23,522)	(148,894)	(69.8)
SiteOne Landscape Supply, Inc.	(2,038)	(139,603)	(65.4)
Six Flags Entertainment Corp.	(1,842)	(116,488)	(54.6)
SLM Corp.	(7,625)	(87,535)	(41.0)
SMART Global Holdings, Inc.	(673)	(26,348)	(12.4)
South Jersey Industries, Inc.	(19,843)	(613,149)	(287.4)
Southern Co.	(11,795)	(543,985)	(255.0)
Spectrum Brands Holdings, Inc.	(1,866)	(134,539)	(63.1)
Spirit Realty Capital, Inc.	(56,601)	(455,638)	(213.6)
SPX Corp.	(6,051)	(191,454)	(89.8)
SRC Energy, Inc.	(20,858)	(230,272)	(108.0)
Starbucks Corp.	(5,864)	(337,590)	(158.3)
Starwood Property Trust, Inc.	(104,408)	(2,188,392)	(1025.9)
Stepan Co.	(415)	(29,183)	(13.7)
Sterling Bancorp	(60,682)	(1,441,197)	(675.6)
Stratasys, Ltd.	(4,164)	(79,824)	(37.4)
Summit Materials, Inc., Class A	(1,141)	(32,108)	(15.1)
Sun Hydraulics Corp.	(3,142)	(152,607)	(71.5)
Super Micro Computer, Inc.	(8,924)	(157,955)	(74.0)
Symantec Corp.	(46,371)	(1,288,650)	(604.1)

31

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

	Shares	Value	% of Basket Value
United States (continued)
Synaptics, Inc.	(4,981)	$(216,773)	(101.6%
Sysco Corp.	(17,359)	(1,085,632)	(508.9)
T Rowe Price Group, Inc.	(10,121)	(1,151,972)	(540.0)
T-Mobile U.S., Inc.	(15,440)	(934,274)	(438.0)
Take-Two Interactive Software, Inc.	(521)	(51,949)	(24.4)
Tapestry, Inc.	(4,300)	(231,211)	(108.4)
Targa Resources Corp.	(5,691)	(267,306)	(125.3)
Taubman Centers, Inc.	(2,499)	(139,894)	(65.6)
TCF Financial Corp.	(5,570)	(138,303)	(64.8)
Teleflex, Inc.	(2,146)	(574,870)	(269.5)
Tennant Co.	(2,032)	(150,368)	(70.5)
Teradyne, Inc.	(15,719)	(511,653)	(239.9)
Textron, Inc.	(17,610)	(1,094,285)	(513.0)
Thor Industries, Inc.	(1,904)	(202,091)	(94.7)
TiVo Corp.	(3,203)	(45,322)	(21.2)
Torchmark Corp.	(24,955)	(2,164,597)	(1014.8)
The Trade Desk, Inc., Class A	(1,016)	(51,989)	(24.4)
Trimble Navigation, Ltd.	(1,664)	(57,574)	(27.0)
Tupperware Brands Corp.	(6,880)	(306,573)	(143.7)
Tyson Foods, Inc., Class A Class A	(2,137)	(149,804)	(70.2)
Under Armour, Inc., Class A	(3,157)	(56,068)	(26.3)
UniFirst Corp.	(3,831)	(615,259)	(288.4)
United Continental Holdings, Inc.	(4,307)	(290,895)	(136.4)
United Parcel Service, Inc., Class B Class B	(2,839)	(322,226)	(151.1)
United States Steel Corp.	(3,960)	(133,967)	(62.8)
United Technologies Corp.	(8,039)	(965,886)	(452.8)
Uniti Group, Inc.	(31,658)	(570,477)	(267.4)
Universal Health Services, Inc.	(848)	(96,842)	(45.4)
US Foods Holding Corp.	(18,813)	(643,028)	(301.4)
US Silica Holdings, Inc.	(3,274)	(98,580)	(46.2)
Valero Energy Corp.	(19,298)	(2,140,727)	(1003.6)
Valmont Industries, Inc.	(4,947)	(702,969)	(329.5)
Varex Imaging Corp.	(4,766)	(171,528)	(80.4)
Vectren Corp.	(14,665)	(1,030,510)	(483.1)

	Shares	Value	% of Basket Value
United States (continued)
VEREIT, Inc.	(28,918)	$(196,642)	(92.2)%
VeriSign, Inc.	(225)	(26,419)	(12.4)
Visteon Corp.	(395)	(49,154)	(23.0)
WABCO Holdings, Inc.	(2,858)	(368,653)	(172.8)
Waddell & Reed Financial, Inc.	(13,358)	(270,366)	(126.7)
Walgreens Boots Alliance, Inc.	(19,383)	(1,288,000)	(603.8)
Walt Disney Co.	(791)	(79,361)	(37.2)
Warrior Met Coal, Inc.	(4,268)	(99,231)	(46.5)
Washington Prime Group, Inc.	(27,703)	(179,238)	(84.0)
Washington Real Estate Investment Trust	(1,401)	(40,237)	(18.9)
Waters Corp.	(4,972)	(936,775)	(439.2)
WD-40 Co.	(875)	(115,412)	(54.1)
Weight Watchers International, Inc.	(1,037)	(72,642)	(34.1)
Welltower, Inc.	(1,936)	(103,460)	(48.5)
West Pharmaceutical Services, Inc.	(517)	(45,605)	(21.4)
Westar Energy, Inc.	(3,498)	(189,522)	(88.8)
Western Digital Corp.	(2,341)	(184,447)	(86.5)
Weyerhaeuser Co.	(32,750)	(1,204,545)	(564.7)
Workday, Inc., Class A	(763)	(95,253)	(44.7)
World Wrestling Entertainment, Inc.	(453)	(18,025)	(8.5)
WR Berkley Corp.	(1,223)	(91,187)	(42.7)
Wyndham Worldwide Corp.	(5,862)	(669,499)	(313.9)
Xenia Hotels & Resorts, Inc.	(15,905)	(327,484)	(153.5)
Xerox Corp.	(1,702)	(53,528)	(25.1)
Zillow Group, Inc.	(4,118)	(199,682)	(93.6)
Zimmer Biomet Holdings, Inc.	(3,934)	(453,079)	(212.4)
Zogenix, Inc.	(4,474)	(175,828)	(82.4)

		(153,637,277)

Total Reference Entity — Short		(160,721,400)

Net Value of Reference Entity — Goldman Sachs & Co.		$213,312

32

Schedule of Investments (unaudited) (continued) April 30, 2018	BlackRock Global Long/Short Equity

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Preferred Securities	$—	$—	$4,067,325	$4,067,325
Short-Term Securities	582,446,479	—	—	582,446,479

	$582,446,479	$—	$4,067,325	$586,513,804

Derivative Financial Instruments(a)
Assets:
Equity contracts	$1,125,031	$14,205,212	$—	$15,330,243
Liabilities:
Equity contracts	(3,091,425)	(978,351)	—	(4,069,776)

	$(1,966,394)	$13,226,861	$—	$11,260,467

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2018, there were no transfers between levels.

33

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: June 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: June 18, 2018